Unique ID Borrower  Original  State Note Date  Application  Occupancy  Purpose       QM     Overall  Fitch    Moody's  DBRS     S&P      Credit  Fitch   Moody's  DBRS    S&P     Credit Exceptions                                                                     Credit          Credit          Property  Fitch     Moody's   DBRS      S&P       Property    Property    Property   Compliance  Fitch       Moody's     DBRS        S&P         Compliance Exceptions                                                                                                                                                        Compliance      Compliance     Seller         Compensating  Subject to Disposition
          Name      Loan                       Date                                  Status Grade    Overall  Overall  Overall  Overall  Grade   Credit  Credit   Credit  Credit                                                                                        Exception       Exception       Grade     Property  Property  Property  Property  Exceptions  Exception   Exception  Grade       Compliance  Compliance  Compliance  Compliance                                                                                                                                                                               Exception       Exception      Response       Factors       Predatory
                    Amount                                                                           Rating   Rating   Rating   Rating           Rating  Rating   Rating  Rating                                                                                        Information     Comments                  Rating    Rating    Rating    Rating                Information Comments               Rating      Rating      Rating      Rating                                                                                                                                                                                   Information     Comments                                    - Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to Test

192500099 XXX       $XXX      WA    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
192500546 XXX       $XXX      NJ    4/XX/2008  3/XX/2008    UTD        Refinance UTD        C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192500562 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192500854 XXX       $XXX      FL    12/XX/2004 11/XX/2004   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192501584 XXX       $XXX      NJ    2/XX/2006  1/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192502189 XXX       $XXX      CT    3/XX/2006  2/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192502285                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192502671 XXX       $XXX      MO    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  time after using credit score.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192502708 XXX       $XXX      CT    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192503166 XXX       $XXX      NY    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      File does not                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                 contain either                                                                                                                                                                   03/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                   Preliminary or                                                                                                                                                                   [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: - Final Title                                                                                                                                                                      loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192503383 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Purchase             D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Missing Final                                                                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                                                                                                                                  file.                                                                                 and Prelim                                                                                                                                                                       or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                        title evidence                                                                                                                                                                   [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192503591 XXX       $XXX      NY    11/XX/2005 10/XX/2005   UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192503629 XXX       $XXX      NY    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192505605 XXX       $XXX      IL    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192505796 XXX       $XXX      IL    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192505848 XXX       $XXX      CA    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192506200 XXX       $XXX      UT    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
192506428 XXX       $XXX      FL    5/XX/2005  4/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192506603 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192508001 XXX       $XXX      NY    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192508884 XXX       $XXX      FL    10/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                       Home                                                                                                                                                                                                                                                                                                                                                                              Itemization used in any federal, state, and local high cost testing
                                                                       Improvement                                                                                                                                                                                                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
192509317 XXX       $XXX      CO    8/XX/2007  7/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower's ability to repay not verified with reliable                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Colorado Consumer Credit Code (Balloon Feature): Colorado Consumer Credit Code: Borrower not provided with notice of right to refinance balloon payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192509962 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192510865 XXX       $XXX      NY    8/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
192511484 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192511873 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192512015 XXX       $XXX      MD    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192512875 XXX       $XXX      NY    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            State                                                                  -
                                                                       Cash-out -                                                                                                 contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.            Late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                             10% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     limit of 2%.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance       Late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.                                                                                                                                  10% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                         ownership interest is or will be subject to the security interest.                                                                                                           limit of 2%.
192513786 XXX       $XXX      CT    6/XX/2005  5/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192514399 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192515043 XXX       $XXX      NY    1/XX/2008  12/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192515507 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192516422 XXX       $XXX      VA    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
192516683 XXX       $XXX      FL    11/XX/2005 10/XX/2005   Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Document
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     Document
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192516924 XXX       $XXX      FL    3/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time after using credit score.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Arrangement Disclosure to borrower.
192517408 XXX       $XXX      FL    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192517626 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192517890 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or                                                              Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Local compliance testing.                                                                                                                                                                                                                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
192518059 XXX       $XXX      NY    4/XX/2005  3/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192518231 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192518233 XXX       $XXX      FL    7/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192519198                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192519214 XXX       $XXX      IL    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      No title was                                                                                                         B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                 provided in                                                                                                                                                                      04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                       Debt                                                                                                                                                                                             file
                                                                       Consolidation
192519717 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
192520040 XXX       $XXX      NY    1/XX/2008  12/XX/2007   Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
192520259 XXX       $XXX      CA    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192520478 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192520503 XXX       $XXX      IL    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192520876 XXX       $XXX      IL    3/XX/2007  2/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  time after using credit score.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192520881 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192520944 XXX       $XXX      IL    12/XX/2005 11/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192521193                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192524752 XXX       $XXX      CA    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192525940 XXX       $XXX      NY    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192527583 XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192527606 XXX       $XXX      FL    10/XX/2007 8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
192528112 XXX       $XXX      HI    5/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192528953 XXX       $XXX      CA    4/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
192529330 XXX       $XXX      CA    2/XX/2018  1/XX/2018    Primary    Refinance            A        A        A        A        A                                                 [C] Application / Processing - FEMA Disaster Issue: The most recent valuation         The borrower's  SELLER -                                                                                             A           A           A           A           A                                                                                                                                                                                                                       GENERAL                                 -
                                                                       Cash-out -                                                                                                 inspection is dated prior to the most recent FEMA disaster.                           base, overtime  GENERAL COMMENT                                                                                                                                                                                                                                                                                                                                                              COMMENT
                                                                       Other                                                                                                      [C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor        and other       (2018-08-07):                                                                                                                                                                                                                                                                                                                                                                (2018-08-07):
                                                                                                                                                                                  qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt   income per the  Provided Income                                                                                                                                                                                                                                                                                                                                                              Provided
                                                                                                                                                                                  ratio of ___ exceeds Guideline total debt ratio of ___.                               WVOE with XXX   Worksheet                                                                                                                                                                                                                                                                                                                                                                    Income
                                                                                                                                                                                                                                                                        vary            REVIEWER -                                                                                                                                                                                                                                                                                                                                                                   Worksheet
                                                                                                                                                                                                                                                                        considerably    GENERAL COMMENT
                                                                                                                                                                                                                                                                        from the        (2018-08-13):                                                                                                                                                                                                                                                                                                                                                                GENERAL
                                                                                                                                                                                                                                                                        Approval in the Income                                                                                                                                                                                                                                                                                                                                                                       COMMENT
                                                                                                                                                                                                                                                                        loan file and   worksheet                                                                                                                                                                                                                                                                                                                                                                    (2018-08-23):
                                                                                                                                                                                                                                                                        the DU that is  reviewed.                                                                                                                                                                                                                                                                                                                                                                    The applicant
                                                                                                                                                                                                                                                                        associated with Lender                                                                                                                                                                                                                                                                                                                                                                       is not
                                                                                                                                                                                                                                                                        the 1st lien.   calculated                                                                                                                                                                                                                                                                                                                                                                   Self-Employed
                                                                                                                                                                                                                                                                        Missing income  income using                                                                                                                                                                                                                                                                                                                                                                 in the larger
                                                                                                                                                                                                                                                                        calculations to self employment                                                                                                                                                                                                                                                                                                                                                              sense, but was
                                                                                                                                                                                                                                                                        determine       wages at                                                                                                                                                                                                                                                                                                                                                                     treated as
                                                                                                                                                                                                                                                                        difference.     $13,773.72/mo.                                                                                                                                                                                                                                                                                                                                                               such for XXX
                                                                                                                                                                                                                                                                                        File does not                                                                                                                                                                                                                                                                                                                                                                income policy
                                                                                                                                                                                                                                                                                        contain                                                                                                                                                                                                                                                                                                                                                                      purposes
                                                                                                                                                                                                                                                                                        evidence of                                                                                                                                                                                                                                                                                                                                                                  (standard
                                                                                                                                                                                                                                                                                        business                                                                                                                                                                                                                                                                                                                                                                     practice).
                                                                                                                                                                                                                                                                                        returns and the                                                                                                                                                                                                                                                                                                                                                              Nothing
                                                                                                                                                                                                                                                                                        1040's provided                                                                                                                                                                                                                                                                                                                                                              further for
                                                                                                                                                                                                                                                                                        do not reflect                                                                                                                                                                                                                                                                                                                                                               XXX to
                                                                                                                                                                                                                                                                                        the substantial                                                                                                                                                                                                                                                                                                                                                              provide.
                                                                                                                                                                                                                                                                                        income
                                                                                                                                                                                                                                                                                        calculations
                                                                                                                                                                                                                                                                                        used by Lender.
                                                                                                                                                                                                                                                                                        The borrower's
                                                                                                                                                                                                                                                                                        base, overtime
                                                                                                                                                                                                                                                                                        and other
                                                                                                                                                                                                                                                                                        income per the
                                                                                                                                                                                                                                                                                        WVOE with XXX
                                                                                                                                                                                                                                                                                        vary
                                                                                                                                                                                                                                                                                        considerably
                                                                                                                                                                                                                                                                                        from the
                                                                                                                                                                                                                                                                                        Approval in the
                                                                                                                                                                                                                                                                                        loan file and
                                                                                                                                                                                                                                                                                        the DU that is
                                                                                                                                                                                                                                                                                        associated with
                                                                                                                                                                                                                                                                                        the 1st lien.
                                                                                                                                                                                                                                                                                        XXX VOE
                                                                                                                                                                                                                                                                                        indicates an
                                                                                                                                                                                                                                                                                        hourly rate of
                                                                                                                                                                                                                                                                                        $40.26 which
                                                                                                                                                                                                                                                                                        would equate to
                                                                                                                                                                                                                                                                                        $6,978.40 per
                                                                                                                                                                                                                                                                                        month. This is
                                                                                                                                                                                                                                                                                        significantly
                                                                                                                                                                                                                                                                                        higher than the
                                                                                                                                                                                                                                                                                        prior years
                                                                                                                                                                                                                                                                                        income
                                                                                                                                                                                                                                                                                        reflected on
                                                                                                                                                                                                                                                                                        the VOE, so
                                                                                                                                                                                                                                                                                        using the
                                                                                                                                                                                                                                                                                        hourly rate
                                                                                                                                                                                                                                                                                        would not be
                                                                                                                                                                                                                                                                                        substantiated.
                                                                                                                                                                                                                                                                                        The lender used
                                                                                                                                                                                                                                                                                        $13,773.72 per
                                                                                                                                                                                                                                                                                        month from
                                                                                                                                                                                                                                                                                        'Self-Employed
                                                                                                                                                                                                                                                                                        Wages' per the
                                                                                                                                                                                                                                                                                        income
                                                                                                                                                                                                                                                                                        worksheet.
                                                                                                                                                                                                                                                                                        However the
                                                                                                                                                                                                                                                                                        1003 indicates
                                                                                                                                                                                                                                                                                        the borrower is
                                                                                                                                                                                                                                                                                        not
                                                                                                                                                                                                                                                                                        self-employed.
                                                                                                                                                                                                                                                                                        Condition
                                                                                                                                                                                                                                                                                        remains.
                                                                                                                                                                                                                                                                                        SELLER -
                                                                                                                                                                                                                                                                                        GENERAL COMMENT
                                                                                                                                                                                                                                                                                        (2018-08-23):
                                                                                                                                                                                                                                                                                        The applicant
                                                                                                                                                                                                                                                                                        is not
                                                                                                                                                                                                                                                                                        Self-Employed
                                                                                                                                                                                                                                                                                        in the larger
                                                                                                                                                                                                                                                                                        sense, but was
                                                                                                                                                                                                                                                                                        treated as such
                                                                                                                                                                                                                                                                                        for XXX income
                                                                                                                                                                                                                                                                                        policy purposes
                                                                                                                                                                                                                                                                                        (standard
                                                                                                                                                                                                                                                                                        practice).
                                                                                                                                                                                                                                                                                        Nothing further
                                                                                                                                                                                                                                                                                        for XXX to
                                                                                                                                                                                                                                                                                        provide.
                                                                                                                                                                                                                                                                                        REVIEWER -
                                                                                                                                                                                                                                                                                        GENERAL COMMENT
                                                                                                                                                                                                                                                                                        (2018-08-23):
                                                                                                                                                                                                                                                                                        Seller response
                                                                                                                                                                                                                                                                                        is noted. XXX's
                                                                                                                                                                                                                                                                                        prior response
                                                                                                                                                                                                                                                                                        from 8/13
                                                                                                                                                                                                                                                                                        outlines the
                                                                                                                                                                                                                                                                                        approach which
                                                                                                                                                                                                                                                                                        was taken in
                                                                                                                                                                                                                                                                                        our income and
                                                                                                                                                                                                                                                                                        documentation
                                                                                                                                                                                                                                                                                        analysis.
192529797 XXX       $XXX      AZ    8/XX/2006  7/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192530245 XXX       $XXX      FL    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192531705 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192532563                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192533044 XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192533099 XXX       $XXX      NY    7/XX/2005  6/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192533631 XXX       $XXX      AZ    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                       Consolidation
192535711 XXX       $XXX      GA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192535758 XXX       $XXX      CA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192536117 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192537587 XXX       $XXX      CA    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192537993 XXX       $XXX      NJ    10/XX/2006 9/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192538005 XXX       $XXX      CA    7/XX/2011  6/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                                                                     (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
192538045 XXX       $XXX      CA    11/XX/2011 10/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date                                                                                 GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
192538440 XXX       $XXX      UT    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192540048 XXX       $XXX      MA    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
192540838 XXX       $XXX      GA    9/XX/2005  8/XX/2005    Primary    Refinance            C        C        C        C        C                                                                                                                                                                                                                                                            C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Fee Charged for Payoff Statement): Georgia Home Loan: Impermissible fee charged for payoff statement.                                                                                                     State - NC
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              time after using credit score.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192540874 XXX       $XXX      MA    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                 GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                                              (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                 Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.                                                                                                                                                               SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of                        REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                 GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                            Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high                   SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
192541408 XXX       $XXX      NY    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192542672 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Data detail per                                                                                                      C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                 source                                                                                                                                                                           less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                   documentation                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192542810 XXX       $XXX      NY    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192542906 XXX       $XXX      FL    4/XX/2007  3/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192543000 XXX       $XXX      NJ    6/XX/2005  5/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192543346 XXX       $XXX      IL    7/XX/2006  6/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192543406 XXX       $XXX      CA    10/XX/2006 9/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192544082 XXX       $XXX      MA    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192544490 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192545192 XXX       $XXX      DE    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance                                                                              -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Charge of $XXX.XX in the amount of $XXX.XX.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
192545786 XXX       $XXX      NY    12/XX/2014 9/XX/2014    Primary    Refinance            D        D        D        D        D                                                 [D] Closing / Title - Missing Document: Security Instrument not provided                                                                                                [C]                                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                     Appraisal                                                                                      Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Indeterminable
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                   Data                                                                                           is unreliable.
                                                                                                                                                                                                                                                                                                                                                          Integrity -                                                                                    [B] Miscellaneous Compliance - Alternate source used for application date
                                                                                                                                                                                                                                                                                                                                                          Hybrid                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account
                                                                                                                                                                                                                                                                                                                                                          Appraisal                                                                                      opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                          valuation                                                                                      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                          product                                                                                        [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                          only                                                                                           [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                          qualifies                                                                                      [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                          as an                                                                                          Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                          acceptable                                                                                     [B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List
                                                                                                                                                                                                                                                                                                                                                          first                                                                                          of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                          (Primary)                                                                                      [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as
                                                                                                                                                                                                                                                                                                                                                          product for                                                                                    transaction date for purposes of determining compliance with rescission timing requirements second
                                                                                                                                                                                                                                                                                                                                                          liens if
                                                                                                                                                                                                                                                                                                                                                          there is an
                                                                                                                                                                                                                                                                                                                                                          interior
                                                                                                                                                                                                                                                                                                                                                          view to the
                                                                                                                                                                                                                                                                                                                                                          property.:
                                                                                                                                                                                                                                                                                                                                                          -
192546719 XXX       $XXX      PA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time after using credit score.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192546800 XXX       $XXX      WA    1/XX/2012  1/XX/2012    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192548200 XXX       $XXX      MD    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
192548238 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                       Other
192548742                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192548926 XXX       $XXX      FL    12/XX/2005 11/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192549393 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192549909 XXX       $XXX      UT    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        07/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
192550214                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192550327 XXX       $XXX      AR    2/XX/2007  1/XX/2007    UTD        Refinance UTD        B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - Arkansas Late Charge Percent Testing: Arkansas Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.                                                                                            -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192550501 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance UTD        D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
192550564 XXX       $XXX      NY    8/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure.
                                                                       Debt
                                                                       Consolidation
192552459 XXX       $XXX      IL    11/XX/2007 10/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192553570 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192554033 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192554311 XXX       $XXX      WA    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192554347 XXX       $XXX      RI    2/XX/2007  1/XX/2007    Primary    Purchase             C        C        C        C        C                                                                                                                                                                                                                                                            C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in                                                                          State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
192554364 XXX       $XXX      NY    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192554720 XXX       $XXX      GA    2/XX/2006  1/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than ten (10) days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192554883 XXX       $XXX      GA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
192555161 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192556522 XXX       $XXX      NY    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
192557157                           12/XX/2006                                              D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192559193 XXX       $XXX      CA    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192560057 XXX       $XXX      CO    9/XX/2004  7/XX/2004    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2004 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
192560250 XXX       $XXX      MD    1/XX/2008  12/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192560504 XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                       Other
192561259 XXX       $XXX      CA    10/XX/2011 9/XX/2011    Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                                                                                                                                  [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                                                                     GENERAL        COMMENT
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   COMMENT        (2017-08-11):
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192561273 XXX       $XXX      CA    11/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                       Consolidation
192561785 XXX       $XXX      MD    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192561926 XXX       $XXX      DE    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
192561959 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD              D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     UTD        Indeterminable
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       nothing to add.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   comment
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     required:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           nothing to add.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 used as disbursement date for compliance testing.                                                                                                                 comment
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   required
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192562466 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
192562524 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192562863 XXX       $XXX      CA    4/XX/2007  1/XX/2007    Primary    Purchase             A        A        A        A        A                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                                                                                                                                  contain the following clauses:: ___
192562965 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Missing                                                                                                              B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                 file.                                                                                 Evidence of                                                                                                                                                                      time after using credit score.
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                   Title                                                                                                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Consolidation                                                                                                                                                                                    Final 1003                                                                                                                                                                       08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                        missing                                                                                                                                                                          [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
192564157 XXX       $XXX      IL    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192564242 XXX       $XXX      MA    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192564820 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
192565255 XXX       $XXX      IL    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not        Information not                                                                                                      B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                              provided                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192565572 XXX       $XXX      IL    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192565915                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192566923 XXX       $XXX      TX    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          State                                                                  -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.            $40 or 20.3118%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Texas Interest Rate > 10% Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                    exceeds the
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                maximum of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                        for subordinate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine  liens with an
                                                                                                                                                                                                                                                                                                                                                                                                                                                         if the loan is a Previous Texas 50(a)(6) loan due to missing information.                                                                                                    interest rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      greater than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% per state -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TX.: $40 or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      20.3118% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the maximum of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5% for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      subordinate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      liens with an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      interest rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      greater than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% per state -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TX.
192568579 XXX       $XXX      IL    8/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance                                                                              -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Charge of $XXX.XX in the amount of $XXX.XX.
                                                                       Other
192568609 XXX       $XXX      AZ    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
192568960 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192569188 XXX       $XXX      CT    4/XX/2007  3/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192569342 XXX       $XXX      IL    12/XX/2006 11/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192569640 XXX       $XXX      IL    2/XX/2008  1/XX/2008    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                  REVIEWER -                                  Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  or Local compliance testing is unreliable.                                                                                                                                                   GENERAL                                                Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                 (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                            Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                                  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing                          (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements.                                                                                                                                                                                Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
192570354 XXX       $XXX      MN    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Late charge fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.            of 6% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     the max allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    of 5% for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Minnesota.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 6% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the max allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 5% for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Minnesota.
192570845 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192571151 XXX       $XXX      FL    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192571997 XXX       $XXX      VA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Affiliated Business Arrangement Disclosure.
                                                                       Debt
                                                                       Consolidation
192572225 XXX       $XXX      NY    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192572279 XXX       $XXX      IN    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192573309 XXX       $XXX      CA    1/XX/2017  12/XX/2016   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192573405 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192573476 XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
192573975 XXX       $XXX      CO    12/XX/2005 11/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192575430 XXX       $XXX      WI    7/XX/2007  6/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192576407 XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192576750 XXX       $XXX      UT    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
192577528 XXX       $XXX      CT    12/XX/2005 11/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192578257 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
192578287 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        UTD UTD              D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with Note not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with Note not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.
192578482                           10/XX/2006                                              D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192579447 XXX       $XXX      NJ    1/XX/2005  12/XX/2004   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192579843 XXX       $XXX      NY    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192579846 XXX       $XXX      IL    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     Compliance - 6%
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.            maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     state (IL): 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL): 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL)
192579943 XXX       $XXX      NY    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192580421 XXX       $XXX      IL    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192581338 XXX       $XXX      CT    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192583256 XXX       $XXX      WA    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
192583352 XXX       $XXX      MO    11/XX/2007 10/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192584010 XXX       $XXX      OR    11/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192584124 XXX       $XXX      MD    5/XX/2007  4/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192584356 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192584655 XXX       $XXX      WI    5/XX/2007  4/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192584694 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
192584701 XXX       $XXX      CA    1/XX/2010  12/XX/2009   Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192584911                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192585236 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192585255 XXX       $XXX      PA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192585277 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192586118 XXX       $XXX      CT    5/XX/2003  4/XX/2003    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192587081 XXX       $XXX      NY    9/XX/2004  8/XX/2004    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192587324 XXX       $XXX      RI    3/XX/2007  2/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [D] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                     C           C           C           C           C           [C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing                                                                         State - NC
                                                                       Cash-out -                                                                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       information.
                                                                       Other                                                                                                      file.                                                                                                                                                                                                                                                                  [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
192588826 XXX       $XXX      CA    10/XX/2006 10/XX/2006   Primary    Purchase             D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Missing                                                                                                              D           D           D           D           D           [D] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                     Closing / Title                                             Yes        TR Note
                                                                                                                                                                                  file.                                                                                 Evidence of                                                                                                                                                                      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            - Note missing,                                                        Deficiency
                                                                                                                                                                                                                                                                        Title                                                                                                                                                                            [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          pulled as much
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     info from Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.            1003, sec.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                        inst. and other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      docs in file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Note missing,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      pulled as much
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      info from Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1003, sec.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      inst. and other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      docs in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance - No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GFEs: No GFEs
192589149 XXX       $XXX      CA    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192589154 XXX       $XXX      FL    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192589472 XXX       $XXX      ID    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        10/XX/2007 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   Maximum late
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     loan amount, whichever applies.                                                                                                                                              charge per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            state is 5% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure  payment or $15,
                                                                                                                                                                                                                                                                                                                                                                                                                                                         not provided to borrower.                                                                                                                                                    whichever is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Idaho Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                             greater.  Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          charge on Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     is 6% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.            payment or
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be  $5.00,
                                                                                                                                                                                                                                                                                                                                                                                                                                                         impacted.                                                                                                                                                                    whichever is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    greater.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       Maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance       charge per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.                                                                                                                                  state is 5% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   payment or $15,
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.                                                                                            whichever is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      greater.  Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge on Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is 6% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $5.00,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      whichever is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      greater.
192589609 XXX       $XXX      NY    2/XX/2006  1/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Federal                                                                -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   Document is not
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     loan amount, whichever applies.                                                                                                                                              signed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Document is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192590486 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192590583 XXX       $XXX      CA    8/XX/2005  7/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192591464 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                       Other
192592605 XXX       $XXX      MA    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192592624 XXX       $XXX      CA    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192593937 XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
192593970 XXX       $XXX      CA    10/XX/2005 9/XX/2005    UTD        Refinance UTD        B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192594090 XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      No evidence of                                                                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                 title was                                                                                                                                                                        time of account opening.
                                                                       Other                                                                                                                                                                                            provided.                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
192595124 XXX       $XXX      AZ    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              TILA rescission form was used.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192596010 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192597355 XXX       $XXX      WA    4/XX/2010  3/XX/2010    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192597758 XXX       $XXX      SC    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                       Debt
                                                                       Consolidation
192597771 XXX       $XXX      ID    7/XX/2007  6/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192597795 XXX       $XXX      NY    5/XX/2005  4/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192597913 XXX       $XXX      FL    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192598570 XXX       $XXX      CA    8/XX/2006  7/XX/2006    UTD        Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Blank RTC in
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   file.: Blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     RTC in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192598766 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 contain the following clauses:: ___                                                                                                                                                                                                                                    12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
192599229 XXX       $XXX      TX    5/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192599261 XXX       $XXX      NY    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192599322 XXX       $XXX      MA    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192599504 XXX       $XXX      IL    6/XX/2007  5/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192600077 XXX       $XXX      NJ               7/XX/2006    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Incomplete Loan                                                        (UAL State)
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           File. Security,
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  HUD and Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1003, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD and Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1003, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run compliance.
192600476 XXX       $XXX      CA    9/XX/2010  8/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
192603865 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003
192604655 XXX       $XXX      CA    12/XX/2007 12/XX/2007   Primary    Purchase             D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance Closing / Title REVIEWER -                                  Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  testing.                                                                                                                                                                     - Documentation GENERAL                                                Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   was not         COMMENT
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     loan amount, whichever applies.                                                                                                                                              provided to     (2021-11-24):
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                    evidence the    Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance       Final TIL was   SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.                                                                                                                                  signed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.          borrower.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      evidence the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrower.
192604752 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     with timing requirements due to missing Initial Loan Application Date.
192604802 XXX       $XXX      CA    9/XX/2011  8/XX/2011    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                   Preliminary                                                                                                          B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                        policy received                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                        with trailing                                                                                                                                                                    [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                        documents,                                                                                                                                                                       [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                        missing final                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Can not locate document -
                                                                                                                                                                                                                                                                        title policy.                                                                                                                                                                    [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192604892 XXX       $XXX      NY    8/XX/2007  7/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192605421 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192606183                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192606213 XXX       $XXX      NY    3/XX/2007  2/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192606263 XXX       $XXX      FL    7/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192606665 XXX       $XXX      PA    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192607201 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192607653 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192607983 XXX       $XXX      NY    9/XX/2005  9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2005 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
192608086 XXX       $XXX      NY    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192608119 XXX       $XXX      NY    3/XX/2005  2/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192608294 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Arrangement Disclosure to borrower.
192608566 XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period  State                                                                  Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.                                                                                                                                                           Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            state law - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     New Jersey is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.            5% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     states 6%.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       state law - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      New Jersey is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states 6%.
192609276 XXX       $XXX      VA    8/XX/2005  7/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
192609439 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192609746 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192609823 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192610496 XXX       $XXX      MA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192610554 XXX       $XXX      CA    7/XX/2006  6/XX/2006    UTD        Refinance UTD        B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192611889 XXX       $XXX      WI    9/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      The Title                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                 Commitment and
                                                                       Debt                                                                                                                                                                                             Title Policy
                                                                       Consolidation                                                                                                                                                                                    were both
                                                                                                                                                                                                                                                                        missing.
192612139 XXX       $XXX      FL    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192612284 XXX       $XXX      NY    7/XX/2005  6/XX/2005    Primary    Purchase             B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
192612463 XXX       $XXX      CA    6/XX/2010  6/XX/2010    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192614021 XXX       $XXX      CT    8/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192614329 XXX       $XXX      NY    9/XX/2003  8/XX/2003    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2003 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192614865 XXX       $XXX      WA    3/XX/2007  3/XX/2007    Investment Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192615408 XXX       $XXX      NJ    2/XX/2005  1/XX/2005    UTD        Refinance            C        C        C        C        C                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192616153 XXX       $XXX      MA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192616173 XXX       $XXX      NJ    11/XX/2005 10/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192616480 XXX       $XXX      CA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192618007 XXX       $XXX      MA    1/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of        Compliance - MA
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                 state maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                percentage rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     is 3%. Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.            reflects 10%.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     MA state
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high   maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                         cost findings.                                                                                                                                                               percentage rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                is 3%. Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                        reflects 10%.
192618594 XXX       $XXX      IL    10/XX/2004 9/XX/2004    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2004 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192620191 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
192621208 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192622063 XXX       $XXX      NY    7/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192623360 XXX       $XXX      NY    7/XX/2005  6/XX/2005    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192623520 XXX       $XXX      NY    12/XX/2017 10/XX/2017   Primary    Refinance            A        A        A        A        A                                                 [A] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final  Final Title                                                                                                          A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 Title Policy.: Title Evidence: ___                                                    Policy is
                                                                       Other                                                                                                                                                                                            required for
                                                                                                                                                                                                                                                                        loan amounts
                                                                                                                                                                                                                                                                        over $XXX.
192623524 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
192623686 XXX       $XXX      NJ    8/XX/2006  7/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192623743 XXX       $XXX      FL    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192624845 XXX       $XXX      NY    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192625668 XXX       $XXX      NM    9/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Itemization used in any federal, state, and local high cost testing
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Arrangement Disclosure to borrower.
192625686 XXX       $XXX      CA    3/XX/2011  2/XX/2011    Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                                                                                                                                  [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                                                                     (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
192625794 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192625849 XXX       $XXX      CT    3/XX/2007  2/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192625887                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192625946 XXX       $XXX      IL    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Rate/Term
192625980 XXX       $XXX      NY    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192626495 XXX       $XXX      AZ    5/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Arrangement Disclosure to borrower.
                                                                       Debt
                                                                       Consolidation
192626721 XXX       $XXX      FL    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192626971 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192627264 XXX       $XXX      MA    11/XX/2006 10/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192627265 XXX       $XXX      CA    6/XX/2011  5/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192627481 XXX       $XXX      NY    4/XX/2008  3/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192627542 XXX       $XXX      MD    4/XX/2007  3/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Right to Cancel
                                                                                                                                                                                  [C] Mortgage / Program Eligibility - Missing Documents: Missing other financing                                                                                                                                                                                        [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           disclosure is
                                                                                                                                                                                  information.: Lien Position: 1                                                                                                                                                                                                                                         04/XX/2007 used as disbursement date for compliance testing.                                                                                                                 not signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   borrower.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application    disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                                                                        not signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192627855 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192628166 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  time after using credit score.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192628943 XXX       $XXX      IL    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
192629274 XXX       $XXX      NJ    6/XX/2007  2/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192629425 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192630155 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192630477 XXX       $XXX      IL    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              Compliance - 6%
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            late charge
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     state (IL): 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.            late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       state (IL)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL): 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL)
192631608 XXX       $XXX      NC    2/XX/2007  1/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192632019 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192632615 XXX                                                                               D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      unable to run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      unable to run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192632739 XXX       $XXX      CA    2/XX/2011  1/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                      contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
192633343 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192633387 XXX       $XXX      WA    2/XX/2012  1/XX/2012    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192633676 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
192633968 XXX       $XXX      CT    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Federal                                                                -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2006 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the    The $1003
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                      variance is the
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     HOI premium on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             the HUD-1 which
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   was paid POC:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.                                                                                            The $1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      variance is the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HOI premium on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HUD-1 which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was paid POC
192634332 XXX       $XXX      AR    9/XX/2007  8/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192635021 XXX       $XXX      NY    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192635804 XXX       $XXX      MA    11/XX/2006 10/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192636162 XXX       $XXX      CA    7/XX/2011  6/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192636591 XXX       $XXX      NV    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              overage of $XXX.XX or .XXX%).
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192637167 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192637169 XXX       $XXX      WA    3/XX/2007  2/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
192638183 XXX       $XXX      NY    1/XX/2007  12/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192638342 XXX       $XXX      GA    2/XX/2007  1/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than ten (10) days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192638358 XXX       $XXX      FL    12/XX/2006 11/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192639293 XXX       $XXX      IL    9/XX/2005  8/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192640724 XXX       $XXX      IL    10/XX/2006 9/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192641664 XXX       $XXX      NY    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192641992 XXX       $XXX      AL    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192642650 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time of account opening.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
192643061 XXX       $XXX      NY    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192643913 XXX       $XXX      CT    12/XX/2006 11/XX/2006   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192644783 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192644788 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192645091 XXX       $XXX      OH    3/XX/2006  2/XX/2006    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192646361 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        05/XX/2006 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
192646742 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192647773 XXX       $XXX      CA    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192647943 XXX       $XXX      FL    7/XX/2017  5/XX/2017    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192648043 XXX       $XXX      NY    10/XX/2004 9/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192648083 XXX       $XXX      NY    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192648185 XXX       $XXX      NY    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192648199 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192648341 XXX       $XXX      OR    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Itemization used in any federal, state, and local high cost testing
                                                                       Other
192649900 XXX       $XXX      MD    2/XX/2007  1/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192650118 XXX       $XXX      NM    7/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192650370 XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192650752 XXX       $XXX      PA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192651228 XXX       $XXX      NY    11/XX/2004 10/XX/2004   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192651312 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    Primary    Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192651401 XXX       $XXX      GA    4/XX/2007  3/XX/2007    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than ten (10) days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192651616 XXX       $XXX      NV    2/XX/2006  1/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192652217 XXX       $XXX      NJ    5/XX/2004  4/XX/2004    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192653236 XXX       $XXX      MI    9/XX/2013  6/XX/2013    Primary    Refinance            D        D        D        D        D                                                 [D] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                     D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    No         TNR Testing Not
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Required
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2013 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
192653886 XXX       $XXX      KY    1/XX/2008  12/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        TILA rescission form was used.
                                                                       Home
                                                                       Improvement
192654109 XXX       $XXX      NJ    2/XX/2006  1/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192654300 XXX       $XXX      NY    12/XX/2006 11/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192654309 XXX       $XXX      MD    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.
192654478 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192655229 XXX       $XXX      MD    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time after using credit score.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192655324 XXX       $XXX      NY    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192656303 XXX       $XXX      UT    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192656319 XXX       $XXX      PA    7/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192656479 XXX       $XXX      CA    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192656611 XXX       $XXX      NH    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                       Other
192657175 XXX       $XXX      CA    10/XX/2005 9/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192657276 XXX       $XXX      CA    10/XX/2006 9/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192658174 XXX       $XXX      MN    2/XX/2008  1/XX/2008    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192658336 XXX       $XXX      CA    4/XX/2010  3/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192659822 XXX       $XXX      FL    3/XX/2006  2/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192660301 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192660410 XXX       $XXX      GA    3/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from        Federal                                                                -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Itemization used in any federal, state, and local high cost testing                                                                                                          Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor   The GA
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                       Residential Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $6.50 is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement.: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GA Residential
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Fee of $6.50 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement.
192660620 XXX       $XXX      NJ    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192660766 XXX       $XXX      CT    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192662185 XXX       $XXX      IL    6/XX/2007  5/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192662280 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        06/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
192663647 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192664197 XXX       $XXX      NY    6/XX/2003  5/XX/2003    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2003 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192664777 XXX       $XXX      CA    4/XX/2005  3/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192665087 XXX       $XXX      IL    12/XX/2006 11/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192665654 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192666240 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192666709 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   UTD        Refinance UTD        C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192666855 XXX       $XXX      CA    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192667664 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192668055 XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192669009 XXX       $XXX      IL    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192669182 XXX       $XXX      PA    8/XX/2007  8/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192669872 XXX       $XXX      NY    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192670877 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192671183 XXX       $XXX      NY    3/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.            maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     state (NY).: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NY).: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NY).
192671191 XXX       $XXX      MD    6/XX/2005  5/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192672554 XXX       $XXX      IL    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192672768 XXX       $XXX      NY    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192672911 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192674986 XXX       $XXX      IL    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192675530 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192676310 XXX       $XXX      NY    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192677832 XXX       $XXX      NV    4/XX/2006  3/XX/2006    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192679405 XXX       $XXX      MA    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192679647 XXX       $XXX      OR    7/XX/2010  6/XX/2010    Primary    Purchase             B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument not provided                                                                                                                                   B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   SELLER -       GENERAL                                 -
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.                                                                                                                                                              GENERAL        COMMENT
                                                                                                                                                                                  [C] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                    COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                                                                                        (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan                    Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.                                                                                                                                                                            document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         6/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/XX/2010.                             finding
192679917 XXX       $XXX      MA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192680386 XXX       $XXX      MA    6/XX/2006  6/XX/2006    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192681274 XXX       $XXX      CA    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192684021 XXX       $XXX      NH    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Affiliated Business Arrangement Disclosure.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192684369 XXX       $XXX      NY    11/XX/2006 10/XX/2006   Primary    Refinance            D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                       Cash-out -                                                                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Incomplete Loan
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             11/XX/2006 used as disbursement date for compliance testing.                                                                                                                 File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.                     compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192684771 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192685187 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192685679 XXX       $XXX      CA    10/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192686441 XXX       $XXX      CA    11/XX/2011 10/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
192687032 XXX       $XXX      OH    12/XX/2006 11/XX/2006   Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Incomplete Loan
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          File. Security,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD and final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1003 in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD and final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1003 in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run compliance.
192687204 XXX       $XXX      MN    11/XX/2005 10/XX/2005   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
192687209 XXX       $XXX      CA    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192687819 XXX       $XXX      IL    2/XX/2006  1/XX/2006    Primary    Refinance UTD        B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192687830 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192689390 XXX       $XXX      CT    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192691435 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Second     Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                            Home       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        05/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192692889 XXX       $XXX      NM    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192693656 XXX       $XXX      NY    8/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192693787 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192694786 XXX       $XXX      GA    5/XX/2005  4/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192694956 XXX       $XXX      FL    6/XX/2007  6/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192695639 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192695827 XXX       $XXX      NY    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192696120 XXX       $XXX      NY    12/XX/2005 11/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192696624 XXX       $XXX      NJ    4/XX/2005  3/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192696957 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192697370 XXX       $XXX      PA    5/XX/2007  5/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local                                                               Yes        TR
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        compliance testing.                                                                                                                                                                                                                                 Indeterminable
                                                                       Other
192697495 XXX       $XXX      FL    5/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time of account opening.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
192698704 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192699069 XXX       $XXX      NJ    4/XX/2017  1/XX/2017    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of Federal         REVIEWER -                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         borrower's receipt of Notice of Special Flood Hazard Disclosure.                                                                                                             Compliance -    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period  The disclosure  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         less than 15 days.                                                                                                                                                           provided in the (2018-07-06):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan file was   XXX discussed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not signed by   this exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the borrower.:  with outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The disclosure  counsel.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided in the Outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan file was   counsel is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not signed by   amenable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the borrower.   XXX regrading
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State           the New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -    late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The grace       exceptions to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      period provided an EV2-B in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on the loan is  the event the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10 days.: The   lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      grace period    provides the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on the consumer with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan is 10      the alteration
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      days.           to the late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to make them
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      conform with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      limits.  (This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      would include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      extending the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      from 10 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      altering the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      language that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is currently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $25.00 or 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to just be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5%.)  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      change could
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      be reflected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in a letter to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      explaining the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      terms are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      being amended
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      favor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2018-11-14):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the alteration
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to the late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to make them
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      conform with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      limits.
192699574 XXX       $XXX      NY    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192699584 XXX       $XXX      IL    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192700201 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192700674 XXX       $XXX      NY    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192701215 XXX       $XXX      NY    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192702104 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192702419 XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
192702606 XXX       $XXX      IL    8/XX/2007  8/XX/2007    Primary    Refinance            A        A        A        A        A                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 file.
                                                                       Debt
                                                                       Consolidation
192703751 XXX       $XXX      FL    10/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192703952 XXX       $XXX      MA    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192704358 XXX       $XXX      CA    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192704819 XXX       $XXX      OR    11/XX/2007 11/XX/2007   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term
192705220 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192706228 XXX       $XXX      CA    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192707736 XXX       $XXX      RI    7/XX/2007  6/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts  State                                                                  State - NC
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  and Practices Regarding High-Cost Home Loans disclosure not properly executed.                                                                                               Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine compliance  Application
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     with timing requirements due to missing Initial Loan Application Date.                                                                                                       date is UTD:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and        Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Practices Regarding Home Loans Disclosure not properly executed.                                                                                                             date is UTD
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): Unable to determine compliance with       State
                                                                                                                                                                                                                                                                                                                                                                                                                                                         timing requirements due to missing Initial Loan Application Date.                                                                                                            Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [C] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to       Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         borrower for refinance within 60 months.                                                                                                                                     date is UTD:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.                                                                                                                                               date is UTD
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192708000                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192708446 XXX       $XXX      SC    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor   Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                       Late Charge of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the   5% ($28.07)
                                                                                                                                                                                                                                                                                                                                                                                                                                                         agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                           exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                                                                5%($18.50)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (SC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5% ($28.07)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5%($18.50)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (SC)
192709142 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192709158 XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on                                                                          -
                                                                       Limited                                                                                                                                                                                                                                                                                                                                                                           03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                       Cash-out GSE
192709942 XXX       $XXX      MA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192710037 XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                       -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                       Other                                                                                                      [C] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
192710410 XXX       $XXX      IL    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192710651 XXX       $XXX      IL    3/XX/2008  2/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192711177 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192711181 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      File does not                                                                                                        C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                 contain either                                                                                                                                                                   less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                   Preliminary or                                                                                                                                                                   [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: - Final Title                                                                                                                                                                      08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form                                                                                                                                                                                     [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  2055 (Exterior Only) used for incorrect Subject property type.: -                                                                                                                                                                                                      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
192711806 XXX       $XXX      IL    2/XX/2008  1/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192713791 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192713992 XXX       $XXX      MA    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192714156 XXX       $XXX      NV    4/XX/2007  3/XX/2007    Investment Refinance            A        A        A        A        A                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192714687 XXX       $XXX      DC    5/XX/2017  4/XX/2017    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided): DC Mortgage Disclosure Amendment Act of 2007:  Mortgage Disclosure                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        not provided to borrower.
                                                                       Other
192714731 XXX       $XXX      NY    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192714814 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192715995 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192716759 XXX       $XXX      NJ    11/XX/2004 10/XX/2004   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192716790 XXX       $XXX      CA    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192717011 XXX       $XXX      NY    4/XX/2004  3/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192717336 XXX       $XXX      AL    4/XX/2007  3/XX/2007    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                         -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192717478 XXX       $XXX      CA    11/XX/2011 10/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
192717811 XXX       $XXX      FL    7/XX/2005  6/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192718248 XXX       $XXX      AZ    12/XX/2010 11/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192718693 XXX       $XXX      MD    10/XX/2007 9/XX/2007    Primary    Refinance UTD        D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                  REVIEWER -                                  Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  or Local compliance testing is unreliable.                                                                                                                                                   GENERAL                                                Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                 (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                          Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of                  SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192718989 XXX       $XXX      NC    9/XX/2007  8/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192719732 XXX       $XXX      IL    8/XX/2007  7/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192721083 XXX       $XXX      VA    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.                                                                                                                                              Compliance - 6%
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.            state (VA).: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    state (VA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
192721284 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192721430 XXX       $XXX      NJ    2/XX/2006  1/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192722042 XXX       $XXX      NY    10/XX/2006 9/XX/2006    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Closing / Title - Missing Document: HUD-1 Addendum not provided                                                                                                          Closing / Title                                             Tested     TR Tested
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the    - HUD line 810
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                      reflects see
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Exhibit 810 but
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             the addendum
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.             located. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -$177.50 has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      been included
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tesingt.: HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      line 810
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      reflects see
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Exhibit 810 but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the addendum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      located. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -$177.50 has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      been included
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tesingt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state tax fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      by  $345 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      recording fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      by $39: HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      under disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the state tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      fees  by  $345
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and recording
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      fee by $39
192722247 XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time of account opening.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
192722351 XXX       $XXX      CO    3/XX/2011  2/XX/2011    Primary    Refinance            A        A        A        A        A                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term
192722517 XXX       $XXX      IL    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192723380 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192723822 XXX       $XXX      FL    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 contain the following clauses:: ___                                                                                                                                                                                                                                    03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                       Other
192723829 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192724829 XXX       $XXX      NJ    4/XX/2005  3/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192724878 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192725162 XXX       $XXX      MA    11/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192725257 XXX       $XXX      NY    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account                                                                              -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        opening.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192726138 XXX       $XXX      CA    9/XX/2007  8/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192726591 XXX       $XXX      OH    7/XX/2005  6/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192727162 XXX       $XXX      GA    7/XX/2007  7/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.
192727930 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192729202 XXX       $XXX      VA    4/XX/2007  3/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192729394 XXX       $XXX      KS    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] State Compliance - Kansas Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                            Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.            allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on    state (KS) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                  max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    for KS is the
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       lesser of  5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or $25 - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $27.98: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (KS) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for KS is the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lesser of  5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or $25 - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $27.98
192730163 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192730579 XXX       $XXX      CO    3/XX/2011  2/XX/2011    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Signed)                                                                                                       SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Colorado HLPP Broker TNB Test                                                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 COMMENT        (2017-06-30):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Located Signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS                                                                                                                   document -     Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Worksheet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-06-30):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Located Signed Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Benefit        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Worksheet      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-06-30):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TNB provided   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      isn't          COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      completed so   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exception      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot be      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      resolved.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192730757 XXX       $XXX      IL    4/XX/2017  4/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192731126 XXX       $XXX      IL    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        10/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
192731140 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192731327 XXX       $XXX      MA    10/XX/2005 9/XX/2005    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
192731915 XXX       $XXX      FL    4/XX/2005  3/XX/2005    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192732790 XXX       $XXX      AZ    6/XX/2017  5/XX/2017    Primary    Refinance            A        A        A        A        A                                                 [B] Application / Processing - Missing Document: Approval not provided                The Loan File   REVIEWER -                                                                                           A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                                                                                                       did not contain GENERAL COMMENT
                                                                       Debt                                                                                                                                                                                             the lender      (2018-07-18):
                                                                       Consolidation                                                                                                                                                                                    approval.       1008 provided
                                                                                                                                                                                                                                                                                        for first lien.
                                                                                                                                                                                                                                                                                        Missing HELOC
                                                                                                                                                                                                                                                                                        approval.
                                                                                                                                                                                                                                                                                        Exception
                                                                                                                                                                                                                                                                                        remains.
192732918 XXX       $XXX      AZ    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                 GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                                              (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                            SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                                  (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance                    Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                                       SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
192732953 XXX       $XXX      NY    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192733672 XXX       $XXX      CA    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192734323 XXX       $XXX      MD    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192735152 XXX       $XXX      CO    4/XX/2010  2/XX/2010    Primary    Refinance            A        A        A        A        A                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.
192736345 XXX       $XXX      MD    3/XX/2006  3/XX/2006    Primary    Refinance            A        A        A        A        A                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Final Title                                                                                                          A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                 Policy is
                                                                       Debt                                                                                                                                                                                             missing. No
                                                                       Consolidation                                                                                                                                                                                    evidence of
                                                                                                                                                                                                                                                                        title in file.
192736391 XXX       $XXX      MD    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     REVIEWER -                                             -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                            GENERAL
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     COMMENT
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     TILA rescission form was used.                                                                                                                                                               (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         rescission timing requirements.                                                                                                                                                              SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance                       COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.                                                                                                                                                  (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose                 Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         ownership interest is or will be subject to the security interest.                                                                                                                           SOL
192737128 XXX       $XXX      NY    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192737285 XXX       $XXX      VA    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
192737671 XXX       $XXX      NY    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192738140 XXX       $XXX      AR    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - Arkansas Late Charge Percent Testing: Arkansas Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.                     Title / Lien                                                           -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement Defect - UTD:
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.                                                                                                                                                 UTD
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192738468 XXX       $XXX      MI    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:                                                                               -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
192739299 XXX       $XXX      FL    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192740757 XXX       $XXX      FL    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192740956 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192741074 XXX       $XXX      IN    11/XX/2006 10/XX/2006   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
192743089 XXX       $XXX      NY    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192743639 XXX       $XXX      CT    7/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance                                                                              -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Charge of $XXX.XX in the amount of $XXX.XX.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
192743688 XXX       $XXX      DC    11/XX/2006 10/XX/2006   UTD        UTD UTD              D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                UTD        Indeterminable
192746098 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
192747087 XXX       $XXX      VA    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
192747237 XXX       $XXX      FL    3/XX/2005  2/XX/2005    Investment Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
192747434 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192747894 XXX       $XXX      CA    11/XX/2010 10/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                      [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192747905 XXX       $XXX      MA    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192747986 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192748125 XXX       $XXX      TX    2/XX/2007  2/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term
192748239 XXX       $XXX      NY    7/XX/2007  6/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192748332 XXX       $XXX      CO    9/XX/2010  7/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192748721 XXX       $XXX      VA    8/XX/2006  7/XX/2006    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192749360 XXX       $XXX      NY    6/XX/2005  5/XX/2005    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192749417 XXX       $XXX      GA    6/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Federal                                                                -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            RTC document
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             borrower.: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  document not determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.             signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing          by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192749955 XXX       $XXX      NM    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
192750332 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192751025 XXX       $XXX      NJ    3/XX/2008  2/XX/2008    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192751860 XXX       $XXX      HI    9/XX/2007  9/XX/2007    Second     Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                            Home       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time of account opening.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
192752248 XXX       $XXX      CT    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192753065 XXX       $XXX      NJ    7/XX/2007  7/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192753318 XXX       $XXX      CO    10/XX/2010 9/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
192754536 XXX       $XXX      NY    7/XX/2008  6/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2008 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192754767 XXX       $XXX      TX    5/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192754865 XXX       $XXX      CA    9/XX/2006  9/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
192755487 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 standard Due on Sale clause.                                                                                                                                                                                                                                           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192756629 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192757449 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192757539 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not        File does not                                                                                                        C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                              contain either                                                                                                                                                                   less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Preliminary or                                                                                                                                                                   [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                 Final Title                                                                                                                                                                      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192757987 XXX       $XXX      VA               12/XX/2006   Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and HUD in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and HUD in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run compliance.
192758012 XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192758227 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192758479 XXX       $XXX      CA    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192760254 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192760351 XXX       $XXX      CT    6/XX/2006  5/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192760598 XXX       $XXX      IL    1/XX/2008  12/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192760795 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192761671 XXX       $XXX      NJ    1/XX/2008  12/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192761912 XXX       $XXX      NY    12/XX/2004 11/XX/2004   Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192763907 XXX       $XXX      CA    9/XX/2007  8/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192764087 XXX       $XXX      MD    9/XX/2007  8/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.24000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192764676 XXX       $XXX      MD    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        04/XX/2007 used as disbursement date for compliance testing.                                                                                                                 Compliance - 6%
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          late fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     exceeds the 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.            maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     state (MD).: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     late fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               exceeds the 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       state (MD).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
192765804 XXX       $XXX      IL    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192766382 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192766408                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192766603 XXX       $XXX      IL    2/XX/2008  1/XX/2008    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192767382 XXX       $XXX      NY    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192767694 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                       Consolidation
192769204 XXX       $XXX      NJ    3/XX/2005  2/XX/2005    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192769470 XXX       $XXX      CT    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192769842 XXX       $XXX      NV    4/XX/2005  3/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192771508 XXX       $XXX      CA    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192773171 XXX       $XXX      SC    7/XX/2006  5/XX/2006    Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 used as disbursement date for compliance testing.
192773244 XXX       $XXX      CO    4/XX/2010  3/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] State Compliance - Colorado HLPP Broker TNB Test                                                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192773334 XXX       $XXX      MA    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192773527 XXX       $XXX      MN    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192773763 XXX       $XXX      LA    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192774486 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192776166 XXX       $XXX      IL    5/XX/2017  4/XX/2017    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192776441 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
192776780                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192777716 XXX       $XXX      IL    12/XX/2006 11/XX/2006   Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
192777826 XXX       $XXX      CA    5/XX/2011  4/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
192778524 XXX       $XXX      NJ    2/XX/2008  1/XX/2008    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192778625 XXX       $XXX      MA    5/XX/2006  4/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192778631 XXX       $XXX      IL    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192778851 XXX       $XXX      CA    2/XX/2007  1/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192779289 XXX       $XXX      MD    5/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
192780463 XXX       $XXX      IL    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.            allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     state (IL) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on    max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                  for IL is  5% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       greater of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or $5.: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for IL is  5% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      greater of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or $5.
192780752 XXX       $XXX      NJ    3/XX/2005  2/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192781435 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192781998 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192782175 XXX       $XXX      CA    12/XX/2004 11/XX/2004   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192782337 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192782757 XXX       $XXX      IL    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192784871 XXX       $XXX      CO    11/XX/2010 10/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate                                                                                                                       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192784941 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   missing.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192785097 XXX       $XXX      ME    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Missing                                                                                                              B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure.
                                                                       Debt
                                                                       Consolidation
192786079                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192786206 XXX       $XXX      MA    4/XX/2007  4/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192787189 XXX       $XXX      IL    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                       Home
                                                                       Improvement
192787552 XXX       $XXX      CA    6/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192789264 XXX       $XXX      IL    12/XX/2005 9/XX/2005    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term
192789613 XXX       $XXX      FL    12/XX/2007 11/XX/2007   Primary    Refinance            A        A        A        A        A                                                 [D] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                     A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in
                                                                       Other                                                                                                      file.
192789807 XXX       $XXX      NJ    3/XX/2007  2/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192790216 XXX       $XXX      MA    7/XX/2006  6/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192790406 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192790490 XXX       $XXX      CA    10/XX/2007 9/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192791048 XXX       $XXX      IL    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192792000 XXX       $XXX      IL    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192792201 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192792714 XXX       $XXX      RI    11/XX/2006 10/XX/2006   Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing                                                                         State - NC
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
192793020 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192793176 XXX       $XXX      NY    2/XX/2006  1/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192793481 XXX       $XXX      VA    4/XX/2007  3/XX/2007    UTD        Refinance UTD        D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192794376 XXX       $XXX      NJ    11/XX/2004 10/XX/2004   UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192794875 XXX       $XXX      IL    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.                                                                           -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
192795060 XXX       $XXX      FL    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192796219 XXX       $XXX      MA    4/XX/2007  3/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
192796312 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance UTD        D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192797029 XXX       $XXX      DE    2/XX/2008  1/XX/2008    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192797514 XXX       $XXX      CO    2/XX/2011  1/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Signed)                                                                                                       SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192797594                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192798128 XXX       $XXX      MA    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192798149 XXX       $XXX      CO    10/XX/2010 9/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                   Federal         SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                          Compliance -    GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                         Unable to       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                       determine under (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure due  Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to missing      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      itemization of  Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amount          finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      financed:       SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to       GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine under COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure due  (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to missing      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      itemization of  document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amount financed Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192799403 XXX       $XXX      CA    5/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        05/XX/2006 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
192799953 XXX       $XXX      CA    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192800044 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192800217 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192800269 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192800879 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192801125 XXX       $XXX      NY    4/XX/2007  3/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192801314 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
192802607 XXX       $XXX      CO    5/XX/2007  4/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         X.XX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
192803049 XXX       $XXX      NJ    3/XX/2007  2/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192803295 XXX       $XXX      MD    12/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192803521 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192803747 XXX       $XXX      VA    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.                                                                                                                                                               GENERAL
                                                                       Debt                                                                                                       [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    COMMENT
                                                                       Consolidation                                                                                              file.                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure.                                                                                                                                                  (2021-11-24):
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         rescission timing requirements.                                                                                                                                                              SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose                 (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         ownership interest is or will be subject to the security interest.                                                                                                                           Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SOL
192803795 XXX       $XXX      CA    11/XX/2004 9/XX/2004    Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any                                                                       Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         applicable Federal, State or Local compliance testing.                                                                                                                                                                                              Indeterminable
192804210 XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192804385 XXX       $XXX      MA    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192804459 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192804824 XXX       $XXX      CA    7/XX/2008  6/XX/2008    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Affiliated Business Arrangement Disclosure.
                                                                       Other
192805588 XXX       $XXX      IL    9/XX/2005  8/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192805601 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192805786 XXX       $XXX      NY    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192805945 XXX       $XXX      WA    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      No first lien                                                                                                        B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                 information                                                                                                                                                                      opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                   located in                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Mortgage / Program Eligibility - Missing Documents: Missing other financing       file.                                                                                                                                                                            loan amount, whichever applies.
                                                                                                                                                                                  information.: Lien Position: 1                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192806134 XXX       $XXX      AZ    1/XX/2011  11/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
192806572 XXX       $XXX      CA    11/XX/2005 9/XX/2005    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192806688 XXX       $XXX      KS    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192806689 XXX       $XXX      NY    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Consolidation                                                                                              [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192806786 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192807364 XXX       $XXX      NY    8/XX/2005  7/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192807594 XXX       $XXX      FL    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192807603 XXX       $XXX      NY    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192808028 XXX       $XXX      IL    5/XX/2017  4/XX/2017    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
192808375 XXX       $XXX      NY    12/XX/2006 11/XX/2006   Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           State                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2006 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   acknowledged
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              6% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.               state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     York:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             acknowledged
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.                     6% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay     exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         language states prepay will not exceed maximum permitted by applicable law.                                                                                                  maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      York
192809028 XXX       $XXX      IL    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192809054 XXX       $XXX      CA    11/XX/2010 10/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192809152 XXX       $XXX      NY    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192809156 XXX       $XXX      NY    4/XX/2005  3/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192809437 XXX       $XXX      FL    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192809910 XXX       $XXX      NY    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192811387 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192811636 XXX       $XXX      NH    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Debt
                                                                       Consolidation
192811688 XXX       $XXX      FL    3/XX/2007  2/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192812474 XXX       $XXX      NY    1/XX/2003  12/XX/2002   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192812722 XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.                                                                                                                                              Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     Late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          6% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     maximum of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.            per IL state
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     law.: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     charge of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    of 5% per IL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       state law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      6% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      per IL state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      law.: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 5% per IL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state law.
192812733 XXX       $XXX      NJ    11/XX/2005 10/XX/2005   Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192813997 XXX       $XXX      CA    10/XX/2007 10/XX/2007   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192814467 XXX       $XXX      MD    11/XX/2006 10/XX/2006   Primary    Refinance UTD        D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192814722 XXX       $XXX      NY    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192814763 XXX       $XXX      NJ    10/XX/2006 9/XX/2006    Primary    Refinance UTD        C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192815839 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            Late fee charge
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     state (NY) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.            max late fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     charge for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     loan is 2% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be  note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                         impacted.                                                                                                                                                                    6%.: Late fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NY) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan is 2% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states 6%.
192816189 XXX       $XXX      WA    12/XX/2011 11/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)                                                                               Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192816794 XXX       $XXX      FL    1/XX/2008  12/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              TILA rescission form was used.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192816828 XXX       $XXX      IL    5/XX/2005  4/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192817289 XXX       $XXX      CT    12/XX/2007 11/XX/2007   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192817792 XXX       $XXX      WA    1/XX/2008  12/XX/2007   UTD        Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  01/XX/2008 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
192818779 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192818999                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192819310 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance                                                                              -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Charge of $XXX.XX in the amount of $XXX.XX.
                                                                       Other
192819554 XXX       $XXX      AZ    7/XX/2007  6/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192820058 XXX       $XXX      IL    3/XX/2008  2/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192820181 XXX       $XXX      NY    3/XX/2004  2/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192820997 XXX       $XXX      IL    7/XX/2007  6/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192821123 XXX       $XXX      NY    4/XX/2008  3/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192821539 XXX       $XXX      CA    8/XX/2010  6/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                       Federal         SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                                                                                                                  Compliance -    GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                                                                                                                                                                                                 Due to          COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      treatment of    (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Appraisal Fee   Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the amount   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $400 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Third Party fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Invoice.  HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement shows
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      this fee paid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to lender.: Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to treatment of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Appraisal Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $400 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Third Party fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Invoice.  HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement shows
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      this fee paid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to lender.
192822634 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192822771 XXX       $XXX      NY    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192822940 XXX       $XXX      WA    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192822990 XXX       $XXX      PA    8/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192823057 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192823402 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Title documents                                                                                                      B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                 missing                                                                                                                                                                          time of account opening.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
192823963 XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
192826431 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192827060 XXX       $XXX      IL    6/XX/2017  4/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192827228 XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                 GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                                              (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                 Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.                                                                                                                                                               SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                            GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be                  Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         impacted.                                                                                                                                                                                    SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
192827740 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192828453 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192830091 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192830135 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192830154 XXX       $XXX      FL    9/XX/2005  8/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192830594 XXX       $XXX      MA    10/XX/2005 9/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192830760 XXX       $XXX      FL    8/XX/2005  7/XX/2005    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance - .:                                                        Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       .
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192831548 XXX       $XXX      CT    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
192831809 XXX       $XXX      IL    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192832442 XXX       $XXX      IL    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192833056 XXX       $XXX      CA    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192833061 XXX       $XXX      PA    12/XX/2007 11/XX/2007   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   General         REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              Appraisal       GENERAL
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable Requirements -  COMMENT
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     time after using credit score.                                                                                                                                               No appraisal or (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     stated value in Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.            the file.: No   SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     appraisal or    REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               stated value in GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on    the file.       COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                                  (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance                    Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                                       SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192833170 XXX       $XXX      PA    1/XX/2007  12/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192833669 XXX       $XXX      NY    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192833841 XXX       $XXX      CO    5/XX/2007  4/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     05/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
192833891 XXX       $XXX      GA    10/XX/2006 10/XX/2006   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192834068 XXX       $XXX      KS    7/XX/2005  6/XX/2005    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192834849 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192835067 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Purchase             C        C        C        C        C                                                                                                                                                                                                                                                            C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period  State                                                                  Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         less than 15 days.                                                                                                                                                           Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.            maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     state (NJ).: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NJ).: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NJ).
192835082 XXX       $XXX      CT    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192835094 XXX       $XXX      NY    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192835886 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192835891 XXX       $XXX      OR    1/XX/2006  12/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Oregon Late Charge Percent Testing: Oregon Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192836139 XXX       $XXX      OR    5/XX/2010  3/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192836476 XXX       $XXX      NM    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192836651 XXX       $XXX      IL    5/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Itemization used in any federal, state, and local high cost testing
                                                                       Debt
                                                                       Consolidation
192837472 XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192837514 XXX       $XXX      NY    6/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192839176 XXX       $XXX      NY    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192839702 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192840295 XXX       $XXX      CA    11/XX/2006 10/XX/2006   UTD        UTD UTD              D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     UTD        Indeterminable
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       RTC is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   signed.: RTC is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Unable to determine if borrower was provided HELOC Brochure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to determine if borrower was provided HELOC Important Terms disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Plan with Index That Cannot be Obtained by Borrower: Unable to test Index due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Unable to test non refundable fee due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Unable to test tax advisor statement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Unable to test terms change due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Trigger Exception) RESPA Affiliated Business Arrangement Disclosure in File.  ABA Screen Applicable: Unable to determine if an Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement exists due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192840392 XXX       $XXX      PA    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of                                                                          -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
192841627 XXX       $XXX      MA    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192841914 XXX       $XXX      CT    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192841978 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192842293 XXX       $XXX      CA    10/XX/2016 7/XX/2016    Primary    Refinance            A        A        A        A        A                                                 [A] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final  Please                                                                                                               A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 Title Policy.: Title Evidence: ___                                                    obtain/provide
                                                                       Other                                                                                                                                                                                            Final Title
                                                                                                                                                                                                                                                                        Policy for $XXX
                                                                                                                                                                                                                                                                        missing from
                                                                                                                                                                                                                                                                        loan file.
192842374 XXX       $XXX      FL    8/XX/2005  8/XX/2005    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   document:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           document
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192842734 XXX       $XXX      CO    10/XX/2011 9/XX/2011    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192842854 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
192843464 XXX       $XXX      GA    1/XX/2005  12/XX/2004   Primary    UTD UTD              D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     UTD        Indeterminable
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   not included in
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     file: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Cancel not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 used as disbursement date for compliance testing.                                                                                                                 included in
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                file
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192843609 XXX       $XXX      NY    5/XX/2007  7/XX/2007    Primary    Refinance UTD        D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192844809                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192845188 XXX       $XXX      MN    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                        [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                                                           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
192845196 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                      B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192845301 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192845753 XXX       $XXX      CA    2/XX/2010  1/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192846686 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
192847127 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192847679 XXX       $XXX      NY    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192847687 XXX       $XXX      AZ    2/XX/2011  1/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement                                                                                                             Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
192847863 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192848863 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                       Debt
                                                                       Consolidation
192849131 XXX       $XXX      CA    9/XX/2005  8/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192849532 XXX       $XXX      CT    8/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 file.
                                                                       Debt
                                                                       Consolidation
192850286 XXX       $XXX      MA    9/XX/2007  8/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192850563 XXX       $XXX      OH    12/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Consolidation
192850805 XXX       $XXX      IL    4/XX/2003  3/XX/2003    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192851206 XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192851326 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        10/XX/2006 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
192851451 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192851863 XXX       $XXX      NY    8/XX/2004  7/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192853254 XXX       $XXX      NY    5/XX/2005  4/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192853946 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192854021 XXX       $XXX      MD    5/XX/2005  4/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192854834                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192855005 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192855100 XXX       $XXX      NY    7/XX/2007  5/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192856875 XXX       $XXX      SC    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      There is no                                                                                                          B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                 file.                                                                                 title policy in                                                                                                                                                                  time after using credit score.
                                                                       Debt                                                                                                                                                                                             the file.                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
192856904 XXX       $XXX      MD    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192857061 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192859143 XXX       $XXX      IL    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192859922 XXX       $XXX      WA    8/XX/2011  7/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192860262 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192860514 XXX       $XXX      CO    2/XX/2008  1/XX/2008    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192860973 XXX       $XXX      NJ    2/XX/2006  1/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192861178 XXX       $XXX      CA    10/XX/2011 9/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Debt                                                                                                       contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192861841 XXX       $XXX      OH    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192861855 XXX       $XXX      IL    11/XX/2005 10/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not        File does not                                                                                                        B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                              contain either                                                                                                                                                                   [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Preliminary or                                                                                                                                                                   date for compliance testing.
                                                                                                                                                                                  file.                                                                                 Final Title                                                                                                                                                                      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192862795 XXX       $XXX      IL    8/XX/2005  7/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192863979 XXX       $XXX      CA    8/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                       Debt
                                                                       Consolidation
192864220 XXX       $XXX      CA    6/XX/2004  6/XX/2004    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        07/XX/2004 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
192864421 XXX       $XXX      NY    9/XX/2007  9/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
192864422 XXX       $XXX      NY    11/XX/2013 10/XX/2013   Primary    Refinance            D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Indeterminable
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2013 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan less than $250,000 and an introductory period less than 5 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
192864835 XXX       $XXX      CA    9/XX/2016  9/XX/2016    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192865031 XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192865240 XXX       $XXX      MA    4/XX/2007  3/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192866306 XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192866396 XXX       $XXX      NJ    12/XX/2005 12/XX/2005   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        cost findings.
                                                                       Home                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on
                                                                       Improvement                                                                                                                                                                                                                                                                                                                                                                       the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
192866957 XXX       $XXX      IL    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192867108 XXX       $XXX      GA    5/XX/2007  4/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                               State - NC
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192867638 XXX       $XXX      NJ    6/XX/2005  5/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192868054 XXX       $XXX      WA    3/XX/2010  2/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      COMMENT        (2017-06-30):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Located
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        terms of HOA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       signed doc
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-06-30):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Located        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Important      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      terms of HOA   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed doc
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-06-30):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      terms doesn't
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      resolve
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Washington
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Itemized
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure, so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exception will
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      remain.
192868395 XXX       $XXX      NJ    1/XX/2008  12/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192868707 XXX       $XXX      NY    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192868715 XXX       $XXX      NJ    3/XX/2004  2/XX/2004    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192868979 XXX       $XXX      IL    12/XX/2005 11/XX/2005   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
192869075 XXX       $XXX      IL    11/XX/2007 10/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192869099 XXX       $XXX      NJ    2/XX/2005  1/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192869774                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192870146 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192870167 XXX       $XXX      CA    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192870533 XXX       $XXX      CA    7/XX/2005  6/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192871701 XXX       $XXX      IL    6/XX/2006  5/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192871840 XXX       $XXX      IL    12/XX/2006 12/XX/2006   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192872700 XXX       $XXX      FL    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     loan amount, whichever applies.
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192872886 XXX       $XXX      NY    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192872887 XXX       $XXX      NJ    10/XX/2006 9/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192873515 XXX       $XXX      NY    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192873999 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term
192874247                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192874776 XXX       $XXX      NJ    4/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -                                                                                                 file.
                                                                       Debt
                                                                       Consolidation
192875931 XXX       $XXX      CA    11/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 contain the following clauses:: ___                                                                                                                                                                                                                                    11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Charge of $XXX.XX in the amount of $XXX.XX.
192876262 XXX       $XXX      TX    2/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing: Note late charge exceeds maximum per state.
192879118 XXX       $XXX      CO    7/XX/2011  6/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
192880096 XXX       $XXX      IL    4/XX/2006  3/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
192881330 XXX       $XXX      FL    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192881904 XXX       $XXX      NY    4/XX/2005  3/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192884138 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                       Debt
                                                                       Consolidation
192884246 XXX       $XXX      DC    5/XX/2006  4/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - District of Columbia Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192884800 XXX       $XXX      CT    4/XX/2008  3/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192884949 XXX       $XXX      NJ    2/XX/2006  1/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192885543 XXX       $XXX      NY    9/XX/2007  8/XX/2007    Investment Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
192885805 XXX       $XXX      WI    1/XX/2006  12/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192885810 XXX       $XXX      CA    8/XX/2005  8/XX/2005    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
192886592 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.        Federal                                                                -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            Compliance - No
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         signature or
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.               signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     date.: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             signature or
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  signature date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192886765 XXX       $XXX      MA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of        State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                 Compliance - 5%
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                late charge
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     exceeds 3%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.            maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MA).: 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 3%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MA).
192887835 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
192887995 XXX       $XXX      MA    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192889322 XXX       $XXX      IL    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192889467 XXX       $XXX      NJ    2/XX/2006  1/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192889565 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.                                                                                                                                              Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          Late charge not
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.            state (MD) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     for MD 2nd lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               is $2 or 5% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    note states $5
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       or 6%: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MD) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for MD 2nd lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is $2 or 5% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states $5
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or 6%
192889723 XXX       $XXX      FL    11/XX/2005 10/XX/2005   Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192890408 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192890597 XXX       $XXX      WA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
192890846 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192891491 XXX       $XXX      MA    9/XX/2005  8/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192891890 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                     -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
192892461 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192892819 XXX       $XXX      NJ    10/XX/2006 9/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192893016                           4/XX/2007                                               D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      unable to run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      unable to run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192894404 XXX       $XXX      FL    11/XX/2006 10/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192895171 XXX       $XXX      TX    2/XX/2007  1/XX/2007    Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
192895450 XXX       $XXX      CA    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192895807 XXX       $XXX      MA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192895835 XXX       $XXX      HI    12/XX/2007 12/XX/2007   Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192896007 XXX       $XXX      IL    6/XX/2005  5/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192896011 XXX       $XXX      DC    11/XX/2006 10/XX/2006   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
192896033 XXX       $XXX      CT    7/XX/2004  6/XX/2004    UTD        UTD UTD              D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      No Title in                                                                                                          D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     UTD        Indeterminable
                                                                                                                                                                                  file.                                                                                 file.                                                                                                                                                                            Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance - No
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                   No final 1003                                                                                                                                                                    points and fees tests.                                                                                                                                                       RTC in file.:
                                                                                                                                                                                                                                                                        in file.                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   No RTC in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2004 used as disbursement date for compliance testing.                                                                                                                 There is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         nothing in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.               to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  occupancy.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to  There is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                           nothing in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be  to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                         impacted.                                                                                                                                                                    occupancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192896083 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
192897075 XXX       $XXX      CA    7/XX/2010  5/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192897878 XXX       $XXX      IL    1/XX/2008  12/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192898176 XXX       $XXX      NY    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192898335 XXX       $XXX      MA    9/XX/2006  8/XX/2006    Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     state (MA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.            max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    for MA is  3% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      greater of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or $5.: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for MA is  3% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      greater of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or $5.
192898438 XXX       $XXX      NY    11/XX/2007 10/XX/2007   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192898768 XXX       $XXX      TX    6/XX/2007  6/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192899805 XXX       $XXX      NJ    9/XX/2004  8/XX/2004    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
192900317 XXX       $XXX      FL    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192900928 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
192901264 XXX       $XXX      CT    11/XX/2006 10/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192902058 XXX       $XXX      VA    12/XX/2007 12/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192902333 XXX       $XXX      CA    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192903010 XXX       $XXX      PA    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        TILA rescission form was used.
                                                                       Debt
                                                                       Consolidation
192903076 XXX       $XXX      MA    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192903857 XXX       $XXX      FL    9/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        09/XX/2007 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
192904585 XXX       $XXX      CA    3/XX/2006  3/XX/2006    Investment Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Home
                                                                       Improvement
192904688 XXX       $XXX      MD    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192906215 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -
                                                                       Other
192906308 XXX       $XXX      MD    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192906332 XXX       $XXX      NV    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   General - not                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              signed by the
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                                                                       borrowers: not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          signed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     borrowers
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192906457 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192906752 XXX       $XXX      WA    12/XX/2011 12/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192908094                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192908559 XXX       $XXX      CA    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192908591 XXX       $XXX      AZ    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192908996 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192909028 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192909075 XXX       $XXX      NY    6/XX/2005  5/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192909745 XXX       $XXX      IL    5/XX/2005  4/XX/2005    UTD        Refinance UTD        B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192910555 XXX       $XXX      NJ    10/XX/2004 9/XX/2004    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2004 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192911695 XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    Purchase             D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Evidence of                                                                                                          D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance                                                             Yes        TR
                                                                                                                                                                                  file.                                                                                 Title is not                                                                                                                                                                     testing.                                                                                                                                                                                                                                            Indeterminable
                                                                                                                                                                                                                                                                        provided in the                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                        file.                                                                                                                                                                            03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
192912420 XXX       $XXX      NJ    10/XX/2006 9/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192912476 XXX       $XXX      NY    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192912770 XXX       $XXX      NY    3/XX/2008  2/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192912842 XXX       $XXX      NY    2/XX/2005  1/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192913913 XXX       $XXX      KY    6/XX/2007  5/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192913914 XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192914599 XXX       $XXX      CO    6/XX/2010  5/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado HLPP Broker TNB Test                                                                                                                                         SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
192914742 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192914890 XXX       $XXX      CT    1/XX/2008  12/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                 GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                                              (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                            Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                            REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be                  (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         impacted.                                                                                                                                                                                    Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
192914899 XXX       $XXX      NY    5/XX/2007  4/XX/2007    UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192915549 XXX       $XXX      CA    8/XX/2006  8/XX/2006    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192915999 XXX       $XXX      NY    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192916232 XXX       $XXX      MA    1/XX/2005  12/XX/2004   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  time of account opening.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
192916323 XXX       $XXX      NY    10/XX/2005 9/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192916562 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192916789 XXX       $XXX      IL    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           State                                                                  -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2006 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            state (IL) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          for (IL) is 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.            6%: Late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     state (IL) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    for (IL) is 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.                                                                                            State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for (IL) is 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      6%: Late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for (IL) is 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      6%
192917004 XXX       $XXX      NY    11/XX/2005 10/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192917084 XXX       $XXX      CA    10/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        10/XX/2007 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
192917379 XXX       $XXX      IL    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          Late charge of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     10% exceeds IL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                - maximum 5%.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                        Late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% exceeds IL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      - maximum 5%.
192917856 XXX       $XXX      IL    8/XX/2006  7/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192918880 XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Arrangement Disclosure to borrower.
                                                                       Debt
                                                                       Consolidation
192919320 XXX       $XXX      SC    2/XX/2006  1/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.            Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the   Late charge not
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                           allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                                                                state (SC) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is  5%($18.50)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5%($31.30):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (SC) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is  5%($18.50)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5%($31.30)
192919698 XXX       $XXX      VA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
192920031 XXX       $XXX      AK    9/XX/2011  8/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                      contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192920178 XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                 GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   COMMENT
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     loan amount, whichever applies.                                                                                                                                                              (2021-11-24):
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                            SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192920331 XXX       $XXX      AZ    9/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192920979 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192921691 XXX       $XXX      NY    10/XX/2005 9/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192922106 XXX       $XXX      NJ    5/XX/2004  4/XX/2004    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account                                                                              -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        opening.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
192923316 XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
192923428 XXX       $XXX      CA    10/XX/2011 9/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192923436 XXX       $XXX      GA    4/XX/2005  3/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              time of account opening.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192924395 XXX       $XXX      WA    10/XX/2011 10/XX/2011   Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
192924481 XXX       $XXX      IL    8/XX/2007  7/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192924592 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192925535 XXX       $XXX      MD    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.30000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192925606 XXX       $XXX      MN    7/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192925803 XXX       $XXX      CA    5/XX/2016  3/XX/2016    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192926770 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Home
                                                                       Improvement
192926884 XXX       $XXX      CA    5/XX/2005  5/XX/2005    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
192927633 XXX       $XXX      ID    10/XX/2006 9/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                         not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Idaho Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192928115 XXX       $XXX      IL    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192928262 XXX       $XXX      NM    8/XX/2006  7/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192929020 XXX       $XXX      NM    8/XX/2004  7/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192930262 XXX       $XXX      CA    1/XX/2011  11/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192930307 XXX       $XXX      CT    2/XX/2017  12/XX/2016   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC       Federal                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                     Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The E-Doc fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was not listed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      agreement.: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      E-Doc fee was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not listed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      agreement.
192930801 XXX       $XXX      IL    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192931035 XXX       $XXX      CA    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192931461 XXX       $XXX      IN    11/XX/2005 10/XX/2005   Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                             -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
192931490 XXX       $XXX      VA    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     03/XX/2007 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                       contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.
192931641 XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192931680 XXX       $XXX      IL    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192931996 XXX       $XXX      CA    1/XX/2012  12/XX/2011   Primary    Refinance            A        A        A        A        A                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192932405 XXX       $XXX      CA    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192932448 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192933157 XXX       $XXX      CT    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192934390 XXX       $XXX      CA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192935966 XXX       $XXX      IL    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192937547 XXX       $XXX      CT    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192937803 XXX       $XXX      CA    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192938419 XXX       $XXX      MA    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192938850 XXX       $XXX      IN    5/XX/2017  3/XX/2017    Primary    Refinance            A        A        A        A        A                                                 [A] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final                                                                                                                       A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 Title Policy.: Title Evidence: ___
                                                                       Other
192939053 XXX       $XXX      IL    2/XX/2006  1/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192940257 XXX       $XXX      FL    7/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192940540 XXX       $XXX      MA    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192941030 XXX       $XXX      VA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
192941685 XXX       $XXX      CA    5/XX/2005  4/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192941826 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period  Federal                                                                Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.                                                                                                                                                           Compliance -
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           RTC not
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  04/XX/2006 used as disbursement date for compliance testing.                                                                                                                 signed/dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     borrowers.: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language     signed/dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                         states prepay will not exceed maximum permitted by applicable law.                                                                                                           borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192942082 XXX       $XXX      CO    1/XX/2017  1/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
192942276 XXX       $XXX      MA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192944231 XXX       $XXX      CA    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192944252 XXX       $XXX      RI    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192945089 XXX       $XXX      CA    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192946986 XXX       $XXX      IN    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                       Debt                                                                                                       [C] Credit Documentation - Missing Document: Subordination Agreement not provided
                                                                       Consolidation
192947853 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192948489 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
192949085 XXX       $XXX      NJ    2/XX/2005  1/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192949124 XXX       $XXX      VA    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
192949413 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192951072 XXX       $XXX      CA    5/XX/2004  4/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192951298 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192951361 XXX       $XXX      CA    3/XX/2005  2/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192952222 XXX       $XXX      ID    8/XX/2011  7/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192952286 XXX       $XXX      CA    9/XX/2017  9/XX/2017    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                              B           B           B           B           B           [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                      -
                                                                       Cash-out -                                                                                                 inspection is dated prior to the most recent FEMA disaster.
                                                                       Debt
                                                                       Consolidation
192952560 XXX       $XXX      WA    2/XX/2011  1/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure                                                                                 document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application                                                    Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)                                                                               finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192953180 XXX       $XXX      CA    12/XX/2011 11/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192953370                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192953707 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192953976 XXX       $XXX      CA    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192954500 XXX       $XXX      CA    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192955005 XXX       $XXX      IL    8/XX/2017  6/XX/2017    Primary    Purchase             A        A        A        A        A                                                 [B] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor        Taxes listed on SELLER -                                                                                             A           A           A           A           A                                                                                                                                                                                                                       GENERAL        737 FICO,                -
                                                                                                                                                                                  qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt   the 1003 are    GENERAL COMMENT                                                                                                                                                                                                                                                                                                                                                              COMMENT        guideline
                                                                                                                                                                                  ratio of ___ exceeds Guideline total debt ratio of ___.                               less than taxes (2018-08-07):                                                                                                                                                                                                                                                                                                                                                                (2018-08-07):  minimum of
                                                                                                                                                                                                                                                                        listed in the   Provided Income                                                                                                                                                                                                                                                                                                                                                              Provided       700, 37
                                                                                                                                                                                                                                                                        Title           Worksheet                                                                                                                                                                                                                                                                                                                                                                    Income         points higher
                                                                                                                                                                                                                                                                        Commitment.     REVIEWER -                                                                                                                                                                                                                                                                                                                                                                   Worksheet      than
                                                                                                                                                                                                                                                                        Difference of   GENERAL COMMENT                                                                                                                                                                                                                                                                                                                                                                             required.
                                                                                                                                                                                                                                                                        $94.19 per      (2018-08-13):                                                                                                                                                                                                                                                                                                                                                                GENERAL
                                                                                                                                                                                                                                                                        month and HOI   Worksheet                                                                                                                                                                                                                                                                                                                                                                    COMMENT        Borrower has
                                                                                                                                                                                                                                                                        monthly payment reviewed.                                                                                                                                                                                                                                                                                                                                                                    (2018-08-23):  employment
                                                                                                                                                                                                                                                                        is less than    Lender                                                                                                                                                                                                                                                                                                                                                                       Debt items     stability for
                                                                                                                                                                                                                                                                        actual          calculations                                                                                                                                                                                                                                                                                                                                                                 were verified  16 years.
                                                                                                                                                                                                                                                                        difference of   for                                                                                                                                                                                                                                                                                                                                                                          per XXX
                                                                                                                                                                                                                                                                        $52.08 per      co-borrower's                                                                                                                                                                                                                                                                                                                                                                policy.  XXX
                                                                                                                                                                                                                                                                        month. Total    self employment                                                                                                                                                                                                                                                                                                                                                              policy does
                                                                                                                                                                                                                                                                        monthly         income did not                                                                                                                                                                                                                                                                                                                                                               not require
                                                                                                                                                                                                                                                                        difference in   include non                                                                                                                                                                                                                                                                                                                                                                  the noted
                                                                                                                                                                                                                                                                        payment         deductible                                                                                                                                                                                                                                                                                                                                                                   items to be
                                                                                                                                                                                                                                                                        $147.27. There  expenses for                                                                                                                                                                                                                                                                                                                                                                 added-back to
                                                                                                                                                                                                                                                                        was also a      meals and                                                                                                                                                                                                                                                                                                                                                                    income and it
                                                                                                                                                                                                                                                                        payment shock   entertainment                                                                                                                                                                                                                                                                                                                                                                is not done in
                                                                                                                                                                                                                                                                        debt of $122.40 expenses for                                                                                                                                                                                                                                                                                                                                                                 practice.
                                                                                                                                                                                                                                                                        added to the    both years.                                                                                                                                                                                                                                                                                                                                                                  Nothing
                                                                                                                                                                                                                                                                        liabilities.    Condition                                                                                                                                                                                                                                                                                                                                                                    further for
                                                                                                                                                                                                                                                                                        remains.                                                                                                                                                                                                                                                                                                                                                                     XXX to
                                                                                                                                                                                                                                                                                        SELLER -                                                                                                                                                                                                                                                                                                                                                                     provide.
                                                                                                                                                                                                                                                                                        GENERAL COMMENT
                                                                                                                                                                                                                                                                                        (2018-08-23):
                                                                                                                                                                                                                                                                                        Debt items were
                                                                                                                                                                                                                                                                                        verified per
                                                                                                                                                                                                                                                                                        XXX policy.
                                                                                                                                                                                                                                                                                        XXX policy does
                                                                                                                                                                                                                                                                                        not require the
                                                                                                                                                                                                                                                                                        noted items to
                                                                                                                                                                                                                                                                                        be added-back
                                                                                                                                                                                                                                                                                        to income and
                                                                                                                                                                                                                                                                                        it is not done
                                                                                                                                                                                                                                                                                        in practice.
                                                                                                                                                                                                                                                                                        Nothing further
                                                                                                                                                                                                                                                                                        for XXX to
                                                                                                                                                                                                                                                                                        provide.
                                                                                                                                                                                                                                                                                        REVIEWER -
                                                                                                                                                                                                                                                                                        GENERAL COMMENT
                                                                                                                                                                                                                                                                                        (2018-08-23):
                                                                                                                                                                                                                                                                                        Lender
                                                                                                                                                                                                                                                                                        calculations
                                                                                                                                                                                                                                                                                        self employment
                                                                                                                                                                                                                                                                                        income did not
                                                                                                                                                                                                                                                                                        include non
                                                                                                                                                                                                                                                                                        deductible
                                                                                                                                                                                                                                                                                        expenses for
                                                                                                                                                                                                                                                                                        meals and
                                                                                                                                                                                                                                                                                        entertainment
                                                                                                                                                                                                                                                                                        expenses. It is
                                                                                                                                                                                                                                                                                        noted that
                                                                                                                                                                                                                                                                                        their
                                                                                                                                                                                                                                                                                        guidelines are
                                                                                                                                                                                                                                                                                        silent on this
                                                                                                                                                                                                                                                                                        item. Diligence
                                                                                                                                                                                                                                                                                        calculated the
                                                                                                                                                                                                                                                                                        income in
                                                                                                                                                                                                                                                                                        accordance with
                                                                                                                                                                                                                                                                                        XXX Selling
                                                                                                                                                                                                                                                                                        Guide
                                                                                                                                                                                                                                                                                        B3-3.3-04:
                                                                                                                                                                                                                                                                                        Income or Loss
                                                                                                                                                                                                                                                                                        Reported on XXX
                                                                                                                                                                                                                                                                                        Form 1040,
                                                                                                                                                                                                                                                                                        Schedule C:
                                                                                                                                                                                                                                                                                        Recurring vs.
                                                                                                                                                                                                                                                                                        Non-recurring
                                                                                                                                                                                                                                                                                        Income and
                                                                                                                                                                                                                                                                                        Expenses:
                                                                                                                                                                                                                                                                                        Non-recurring
                                                                                                                                                                                                                                                                                        income must be
                                                                                                                                                                                                                                                                                        deducted in the
                                                                                                                                                                                                                                                                                        cash flow
                                                                                                                                                                                                                                                                                        analysis,
                                                                                                                                                                                                                                                                                        including any
                                                                                                                                                                                                                                                                                        exclusion for
                                                                                                                                                                                                                                                                                        meals and
                                                                                                                                                                                                                                                                                        entertainment
                                                                                                                                                                                                                                                                                        expenses
                                                                                                                                                                                                                                                                                        reported by the
                                                                                                                                                                                                                                                                                        borrower on
                                                                                                                                                                                                                                                                                        Schedule C.
                                                                                                                                                                                                                                                                                        REVIEWER -
                                                                                                                                                                                                                                                                                        WAIVED COMMENT
                                                                                                                                                                                                                                                                                        (2019-04-17):
                                                                                                                                                                                                                                                                                        Waived with
                                                                                                                                                                                                                                                                                        comp factors
                                                                                                                                                                                                                                                                                        REVIEWER -
                                                                                                                                                                                                                                                                                        GENERAL COMMENT
                                                                                                                                                                                                                                                                                        (2019-04-17):
                                                                                                                                                                                                                                                                                        Please note,
                                                                                                                                                                                                                                                                                        the final
                                                                                                                                                                                                                                                                                        audited DTI is
                                                                                                                                                                                                                                                                                        45.32368%
192955168 XXX       $XXX      WI    4/XX/2007  3/XX/2007    Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192955865 XXX       $XXX      GA    5/XX/2007  4/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than ten (10) days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192956207 XXX       $XXX      MD    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192957218 XXX       $XXX      IL    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
192957263 XXX       $XXX      OH    3/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  time of account opening.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192957398 XXX       $XXX      CA    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192958697 XXX       $XXX      NY    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192958871 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192959537 XXX       $XXX      ID    10/XX/2006 9/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                         not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192960409 XXX       $XXX      UT    10/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2007 used as disbursement date for compliance testing.
                                                                       Home                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                       Improvement                                                                                                                                                                                                                                                                                                                                                                       [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
192960500 XXX       $XXX      NY    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192960714 XXX       $XXX      CA    8/XX/2011  7/XX/2011    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192961022 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192961745 XXX       $XXX      NY    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                    -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192962439 XXX       $XXX      GA    9/XX/2005  8/XX/2005    Primary    Refinance UTD        C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than ten (10) days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192962733 XXX       $XXX      WI    11/XX/2011 10/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application                                                    document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192962874 XXX       $XXX      NY    8/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  08/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192963525 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192963985 XXX       $XXX      IL    11/XX/2005 10/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2005 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          Illinois -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.            charge for IL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     is 5%; Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               states 6% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be  $5.00,
                                                                                                                                                                                                                                                                                                                                                                                                                                                         impacted.                                                                                                                                                                    whichever is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    greater.: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.                                                                                            state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Illinois -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge for IL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is 5%; Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states 6% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $5.00,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      whichever is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      greater.
192964323 XXX       $XXX      OR    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192964454 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192964776 XXX       $XXX      MD    2/XX/2007  2/XX/2007    Investment Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument not provided                                                                                                                                   B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                          Federal                                                                -
                                                                       Rate/Term                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary   Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         residence.  (Compliance testing performed based on the Occupancy Type of Investment)                                                                                         Verified per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          the final HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     that this was
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.            an investment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      property due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Borower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      mailing address
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not being the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      property.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Verified per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the final HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that this was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      an investment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      property due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Borower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      mailing address
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not being the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      property.
192965074 XXX       $XXX      NY    12/XX/2005 11/XX/2005   Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192965246 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192966161 XXX       $XXX      OH    3/XX/2007  3/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Closing Disclosure.
192967103 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192967626                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192967940 XXX       $XXX      NV    5/XX/2006  4/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192969002 XXX       $XXX      MD    9/XX/2007  8/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 9.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192969220 XXX       $XXX      DE    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Arrangement Disclosure to borrower.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
192969568 XXX       $XXX      KS    5/XX/2017  3/XX/2017    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
192969825 XXX       $XXX      PA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
192970016 XXX       $XXX      TN    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192970022 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192970160 XXX       $XXX      CA    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192970257 XXX       $XXX      MD    7/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
192970270 XXX       $XXX      PA    5/XX/2007  5/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
192970271 XXX       $XXX      NY    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192970399 XXX       $XXX      NY    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192971158 XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192971223 XXX       $XXX      UT    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
192971403 XXX       $XXX      CO    5/XX/2010  4/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192971959                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192971983 XXX       $XXX      NY    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192972344 XXX       $XXX      NY    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192972916 XXX       $XXX      CT    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192973177 XXX       $XXX      NJ    2/XX/2006  1/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192973360 XXX       $XXX      NM    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192973662 XXX       $XXX      CA    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192973924 XXX       $XXX      NY    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192975310 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
192975460 XXX       $XXX      MD    9/XX/2005  8/XX/2005    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   applicable.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     Not applicable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192976883 XXX       $XXX      FL    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
192976968 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192976969 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period  Federal                                                                Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.                                                                                                                                                           Compliance -
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           RTC was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 used as disbursement date for compliance testing.                                                                                                                 signed.: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   was not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
192977580 XXX       $XXX      OR    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Oregon Late Charge Percent Testing: Oregon Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Oregon Prepayment Penalty Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192977870 XXX       $XXX      MD    1/XX/2012  11/XX/2011   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Maryland Ability to Repay Not Verified                                                                                                                                SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192978128 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
192978373 XXX       $XXX      NJ    2/XX/2008  1/XX/2008    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192978579 XXX       $XXX      IL    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192979510 XXX       $XXX      IL    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192980256 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Rate/Term                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
192980803 XXX       $XXX      NY    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 5 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192981222 XXX       $XXX      PA    5/XX/2012  4/XX/2012    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    No         TNR Testing Not
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Required
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    is unreliable.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2012 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2012 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a junior lien loan less than or equal to $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
192981633 XXX       $XXX      IL    4/XX/2008  3/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              Compliance - 6%
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     late charge
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.            state (IL): 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    state (IL)
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL): 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (IL)
192981759 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                       Debt
                                                                       Consolidation
192981820 XXX       $XXX      NJ    4/XX/2005  3/XX/2005    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192981837 XXX                                  8/XX/2007    Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      documents in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan file.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      documents in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan file.
192982086 XXX       $XXX      CT    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192982436 XXX       $XXX      GA    12/XX/2006 11/XX/2006   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
192983971 XXX       $XXX      MD    11/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Consolidation
192984140 XXX       $XXX      WA    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure.
                                                                       Debt
                                                                       Consolidation
192984428 XXX       $XXX      CA    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192984876 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192985046 XXX       $XXX      NJ    9/XX/2005  9/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192985816 XXX       $XXX      IL    3/XX/2005  2/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192986147 XXX       $XXX      MN    3/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
192986291 XXX       $XXX      CA    2/XX/2007  8/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192987519 XXX       $XXX      NY    2/XX/2005  1/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192987851 XXX       $XXX      IL    2/XX/2008  1/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192988216 XXX       $XXX      CA    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192989265 XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Other
192989740 XXX       $XXX      AZ    9/XX/2007  9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Rate/Term
192989973 XXX       $XXX      CT    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         X.XX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192990171 XXX       $XXX      IL    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192990251 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
192990771 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192991154 XXX       $XXX      CO    1/XX/2011  12/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Signed)                                                                                                       SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Credit Agreement Not Signed                                                                                                                            GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
192991967 XXX       $XXX      IL    11/XX/2006 10/XX/2006   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192992628 XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
192992675 XXX       $XXX      MA    6/XX/2006  5/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192992869 XXX       $XXX      MI    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time after using credit score.
                                                                       Other
192993547 XXX       $XXX      GA    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to determine if borrower was provided HELOC Important Terms disclosure due to missing
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              information.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
192993948 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192994247 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192994752 XXX       $XXX      NJ    2/XX/2017  1/XX/2017    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period  State           SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         less than 15 days.                                                                                                                                                           Compliance -    GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Grace period of COMMENT        (2018-07-06):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10 days is less (2018-07-06):  See email
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      than the        See email      response
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      minimum of 15   response       6/XX/18
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      days per the    6/XX/18        related to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state of New    related to     late charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Jersey.: Grace  late charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      period of 10    REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      days is less    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      than the        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      minimum of 15   (2018-07-06):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      days per the    XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state of New    discussing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Jersey.         this exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      counsel, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      update will
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      follow.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2018-07-06):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX discussed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      this exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      counsel.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      counsel is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amenable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX regrading
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceptions to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      an EV2-B in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the event the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provides the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the alteration
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to the late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to make them
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      conform with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      limits.  (This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      would include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      extending the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      from 10 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      altering the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      language that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is currently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $25.00 or 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to just be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5%.)  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      change could
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      be reflected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in a letter to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      explaining the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      terms are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      being amended
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      favor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2018-11-14):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the alteration
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to the late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to make them
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      conform with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      limits.
192994801 XXX       $XXX      AL    3/XX/2007  2/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Incomplete Loan
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           File. Security
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and HUD in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and HUD in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run compliance.
192994813                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
192994901 XXX       $XXX      NY    8/XX/2004  6/XX/2004    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2004 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192995169 XXX       $XXX      MD    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
192996349 XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                State                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.            Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on    state (MA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                  max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    for MA is 3% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       note states 6%:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for MA is 3% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for MA is 3% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states 6%:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for MA is 3% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states 6%
192996373 XXX       $XXX      CT    11/XX/2007 10/XX/2007   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192996432 XXX       $XXX      NY    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192996823 XXX       $XXX      FL    11/XX/2007 10/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
192997683 XXX       $XXX      IL    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
192999213 XXX       $XXX      MN    4/XX/2011  3/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Minnesota Tangible Net Benefit Test                                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  loan app shows
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan app shows lower PITI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lower PITI     payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan app does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not indicate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      if the prior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      included Taxes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Insurance.
192999899 XXX       $XXX      MO    2/XX/2008  1/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      File does not                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                 contain either                                                                                                                                                                   02/XX/2008 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                            Preliminary or                                                                                                                                                                   [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                                                                                                        Final Title.                                                                                                                                                                     loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
193000310 XXX       $XXX      IL    4/XX/2007  2/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193000361 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193000596 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193000929 XXX       $XXX      MD    3/XX/2007  2/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193001028 XXX       $XXX      PA    8/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193001785 XXX       $XXX      NY    12/XX/2005 11/XX/2005   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        12/XX/2005 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cancel occurs prior to expected date(s).
193002722 XXX       $XXX      IL    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
193002817 XXX       $XXX      MA    11/XX/2007 10/XX/2007   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193003371 XXX       $XXX      AL    2/XX/2003  1/XX/2003    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time of account opening.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
193003633 XXX       $XXX      NY    9/XX/2004  8/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193003855 XXX       $XXX      GA    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193005004 XXX       $XXX      VA    8/XX/2007  3/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193005160 XXX       $XXX      MD    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193005441 XXX       $XXX      VA    9/XX/2006  8/XX/2006    Primary    Purchase             D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         or Local compliance testing is unreliable.                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193006645 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193006876 XXX       $XXX      FL    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193007569 XXX       $XXX      RI    10/XX/2007 9/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited                                                                            State - NC
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  analysis.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Practices Regarding Home Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [C] State Compliance - (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193008416 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193009051 XXX       $XXX      AZ    8/XX/2006  7/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193009392 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193010301 XXX       $XXX      IL    4/XX/2005  3/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193010790 XXX       $XXX      IL    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193012136 XXX       $XXX      NY    11/XX/2007 10/XX/2007   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193013104 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] General - Missing Document: Stated Value not provided                                                                                                                                                  B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower                                      Application /                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at   Processing -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              time of account opening.                                                                                                                                                     Additional
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         application in
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from        file but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing                                                                                                          signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to            dated. Can't
                                                                                                                                                                                                                                                                                                                                                                                                                                                         unilaterally change terms of plan for impermissible circumstances.                                                                                                           determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                               it's the
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     initial:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.            Additional
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    application in
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       file but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      dated. Can't
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      it's the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      initial
193015407 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193015412 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193016245 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Investment Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.            Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - State Late Charge Percentage                                                                                                                          allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (CA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for CA is 6% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10%: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (CA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for CA is 6% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states 10%
193016587 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193016904 XXX       $XXX      NY    5/XX/2007  4/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not        File does not                                                                                                        B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                              contain either                                                                                                                                                                   [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Preliminary or                                                                                                                                                                   date for compliance testing.
                                                                                                                                                                                  file.                                                                                 Final Title                                                                                                                                                                      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193017284 XXX       $XXX      TX    5/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
193017439 XXX       $XXX      CO    3/XX/2018  2/XX/2018    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193017814 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193017922                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193018287 XXX       $XXX      GA    12/XX/2005 11/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than ten (10) days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193018321 XXX       $XXX      CA    1/XX/2008  12/XX/2007   UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     loan amount, whichever applies.
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193019645 XXX       $XXX      GA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                                                               State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor   Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                       PPP Expired.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (GA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge for GA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loans is 2% for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      24 months -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states 6
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      months interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for 36 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lender is XXX.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (GA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge for GA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loans is 2% for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      24 months -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states 6
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      months interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for 36 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lender is XXX.
193019647 XXX       $XXX      CA    12/XX/2009 11/XX/2009   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193020489 XXX       $XXX      NJ    11/XX/2004 10/XX/2004   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2004 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193020649 XXX       $XXX      MD    8/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                       Debt
                                                                       Consolidation
193021018 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193021111 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193021379 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
193021532 XXX       $XXX      MA    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193022373 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193022618 XXX       $XXX      CT    7/XX/2007  6/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193022862 XXX       $XXX      AZ    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
193022969 XXX       $XXX      CA    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193022980 XXX       $XXX      VA    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
193023734 XXX       $XXX      MD    3/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          State                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.            10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                        state MD.: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state MD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state MD.: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state MD.
193024301 XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                   Final 1003 was                                                                                                       B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not    not provided.                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193024323 XXX       $XXX      AZ    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193024340 XXX       $XXX      IL    12/XX/2016 11/XX/2016   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
193025226 XXX       $XXX      IL    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not        File does not                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                              contain either                                                                                                                                                                   date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Preliminary or                                                                                                                                                                   [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                 Final Title                                                                                                                                                                      loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193025432 XXX       $XXX      MD    10/XX/2005 9/XX/2005    UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193025991 XXX       $XXX      ME    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              overage of $XXX.XX or .XXX%).
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
193027039 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193027307 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193027420 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193027763 XXX       $XXX      MN    7/XX/2006  6/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193028610 XXX       $XXX      IL    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193029047 XXX       $XXX      FL    3/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -
                                                                       Other
193029148 XXX       $XXX      WA    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193029230 XXX       $XXX      NY    2/XX/2008  1/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193029453 XXX       $XXX      NY    2/XX/2008  1/XX/2008    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193029753 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193029983 XXX       $XXX      MA    9/XX/2006  8/XX/2006    Primary    Purchase             D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local   State                                                       Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliance testing.                                                                                                                                                          Compliance - 6%                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   exceed max                                                             (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              allowable of 3%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            by State (MA):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          6% exceed max
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                allowable of 3%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     by State (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193030165 XXX       $XXX      CA    1/XX/2012  1/XX/2012    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193030412 XXX       $XXX      IL    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193030987 XXX       $XXX      NY    4/XX/2004  3/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193030999 XXX       $XXX      WA    6/XX/2010  5/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-06-30):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Located
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      document -     terms of HOA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   signed doc
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-06-30):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Located        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Important      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      terms of HOA   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed doc
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-06-30):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      terms of HOA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      doesn't
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      resolve the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure.
193031235 XXX       $XXX      IL    12/XX/2005 11/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193032470 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Purchase             D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance                 REVIEWER -                                  Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  testing.                                                                                                                                                                                     GENERAL                                                Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                            (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                                  SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance                    REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                                       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of                   COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         X.XX% outside of 0.125% tolerance.                                                                                                                                                           (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
193032479 XXX       $XXX      NY    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193032496 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
193033387 XXX       $XXX      NM    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193033623 XXX       $XXX      CA    7/XX/2010  4/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193033927 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193034044 XXX       $XXX      FL    1/XX/2007  12/XX/2006   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193034946 XXX       $XXX      AR    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - Arkansas Late Charge Percent Testing: Arkansas Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.                                                                                            -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193035365 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     with timing requirements due to missing Initial Loan Application Date.
193037326 XXX       $XXX      NY    11/XX/2004 10/XX/2004   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2004 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193037517 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193038380 XXX       $XXX      CO    12/XX/2009 12/XX/2009   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                              Federal         SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003                                                                                                      Compliance -    GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                     Title Fees paid COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                         outside of      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                   close by        Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                       borrower were   document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not listed on   Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HELOC       finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement.:     REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Title Fees paid GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      outside of      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      close by        (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrower were   Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not listed on   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HELOC       SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement.      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal         COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -    (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Title Fees paid Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      outside of      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      close by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrower were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not listed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Title Fees paid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      outside of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      close by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrower were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not listed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement.
193038582 XXX       $XXX      CA    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
193039433 XXX       $XXX      MA    2/XX/2006  1/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193039976 XXX       $XXX      MD    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
193040406 XXX       $XXX      CA    10/XX/2016 10/XX/2016   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
193040832 XXX       $XXX      FL    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193041233 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       The RTC is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           missing from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 used as disbursement date for compliance testing.                                                                                                                 the loan file.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   The RTC is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              missing from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193041517 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        TILA rescission form was used.
                                                                       Debt
                                                                       Consolidation
193041770 XXX       $XXX      IL    5/XX/2006  4/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     State                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     exceed max
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.            allowable late
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on    fee of 5% by
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                  State (IL): 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    exceed max
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       allowable late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      fee of 5% by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State (IL)
193041847 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance UTD        B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193041859 XXX       $XXX      MA    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193041934 XXX       $XXX      NY    8/XX/2005  7/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193042103 XXX       $XXX      GA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193042223                           12/XX/2006                                              D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193042716 XXX       $XXX      CA    7/XX/2006  5/XX/2006    Primary    Refinance            C        C        C        C        C                                                                                                                                                                                                                                                            C           C           C           C           C           [C] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.                                                                     Closing / Title                                             Tested     TR Tested
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [C] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.                                                              - .: .
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [C] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.                                                                                    Closing / Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   - .: .
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2006.
193042737 XXX       $XXX      CT    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193042851 XXX       $XXX      WI    7/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Arrangement Disclosure to borrower.
193043150 XXX       $XXX      HI    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        05/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
193043975 XXX       $XXX      MA    1/XX/2006  12/XX/2005   UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193044639 XXX       $XXX      IN    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193044701 XXX       $XXX      NV    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193045675 XXX       $XXX      CA    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193045907 XXX       $XXX      NY    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193046482 XXX       $XXX      CA    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193047066 XXX       $XXX      IL    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193047154 XXX       $XXX      MI    1/XX/2010  12/XX/2009   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2010 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193047272 XXX       $XXX      NJ    8/XX/2006  7/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193047329 XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account
                                                                       Home                                                                                                                                                                                                                                                                                                                                                                              opening.
                                                                       Improvement                                                                                                                                                                                                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005, prior to three (3) business days from transaction date of 07/XX/2006.
193047500 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                                              GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     COMMENT
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                            (2021-11-24):
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                                  GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance                    COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                                       (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing                          Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements.                                                                                                                                                                                SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
193049761 XXX       $XXX      TX    11/XX/2007 10/XX/2007   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193050558 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              opening.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
193050582 XXX       $XXX      NJ    5/XX/2004  4/XX/2004    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193050689 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193050841 XXX       $XXX      AZ    3/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
193051034 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193051415 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193051920 XXX       $XXX      MA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193052282 XXX       $XXX      GA    12/XX/2006 11/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than ten (10) days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193054263 XXX       $XXX      CA    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193054320 XXX       $XXX      AZ    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
193054445 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193054919 XXX       $XXX      NY    9/XX/2008  8/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2008 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193054926 XXX       $XXX      NJ    9/XX/2007  9/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Title is                                                                                                             B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.                                                                                 missing.                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              TILA rescission form was used.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193055412 XXX       $XXX      OR    2/XX/2007  1/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                 Yes        TR Note
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                   Deficiency
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193055764 XXX       $XXX      NJ    4/XX/2008  3/XX/2008    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193057298 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193057441 XXX       $XXX      NY    11/XX/2006 10/XX/2006   Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193057750 XXX       $XXX      IL    4/XX/2017  3/XX/2017    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at Federal                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         application.                                                                                                                                                                 Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is provided,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      however it is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Borrower.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is provided,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      however it is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Borrower.
193058028 XXX       $XXX      NY    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193059463 XXX       $XXX      UT    6/XX/2005  5/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
193061803 XXX       $XXX      CA    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193061891 XXX       $XXX      MA    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193063244 XXX                 HI               7/XX/2007    Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and title in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      unable to run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and title in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      unable to run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193063665 XXX       $XXX      RI    1/XX/2007  12/XX/2006   Second     Refinance            B        B        B        B        B                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                      B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                            Home       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        01/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
193064248 XXX       $XXX      MA    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193064844 XXX       $XXX      MA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
193064929 XXX       $XXX      NM    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193065247 XXX       $XXX      FL    12/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2007 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   Greater of $5
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              or 6% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            overdue payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          exceeds $10
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     maximum for
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.            Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     Finance in
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     state of FL.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               Greater of $5
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    or 6% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       overdue payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   exceeds $10
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.                                                                                            maximum for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state of FL.
193065998 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193066264 XXX       $XXX      GA    3/XX/2007  3/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193066434 XXX       $XXX      IL    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193066543 XXX       $XXX      GA    11/XX/2007 10/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                               State - NC
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193066558 XXX       $XXX      MA    9/XX/2005  8/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Title documents                                                                                                      B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                 are not located                                                                                                                                                                  09/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                   in file for                                                                                                                                                                      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: - review to                                                                                                                                                                        loan amount, whichever applies.
                                                                                                                                                                                                                                                                        confirm or                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                        validate title                                                                                                                                                                   [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                        data                                                                                                                                                                             [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of
                                                                                                                                                                                                                                                                        Note/data                                                                                                                                                                        document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                        regarding first                                                                                                                                                                  [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                        lien data is                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                        not found in                                                                                                                                                                     08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                        file for                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                        review?
193066858 XXX       $XXX      IL    11/XX/2005 10/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193066873 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                 State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] State Compliance - State Late Charge Percentage                                                                                                                          10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (CA): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (CA)
193067076 XXX       $XXX      NY    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193069046 XXX       $XXX      CA    4/XX/2008  3/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.
                                                                       Home
                                                                       Improvement
193069717 XXX       $XXX      NJ    7/XX/2007  6/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193069971 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193070198 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193070831 XXX       $XXX      VA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     State                                                                  -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.            Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     exceeds 7%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 7%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 7%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 7%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA)
193071123 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     with timing requirements due to missing Initial Loan Application Date.
193071631 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193073434 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   Primary    UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193073696 XXX       $XXX      GA    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193075291 XXX       $XXX      NY    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193076449 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193076515 XXX       $XXX      IL    3/XX/2007  2/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193076665 XXX       $XXX      VA    9/XX/2006  8/XX/2006    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Title is                                                                                                             D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local   State                                                       Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                 missing                                                                                                                                                                          compliance testing.                                                                                                                                                          Compliance -                                                           Indeterminable
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Late charge of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     09/XX/2006 used as disbursement date for compliance testing.                                                                                                                 $21.02 for 60
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          months and
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     $24.74
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.            thereafter
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                        state (VA).:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     Late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $21.02 for 60
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      months and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $24.74
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      thereafter
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA).
193077231 XXX       $XXX      NY    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193077389 XXX       $XXX      FL    5/XX/2005  4/XX/2005    UTD        Refinance UTD        D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       RTC not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   file: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193078130 XXX       $XXX      NY    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193078332 XXX       $XXX      CA    7/XX/2007  3/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193079325 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193080258 XXX       $XXX      NY    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193080515 XXX       $XXX      CA    3/XX/2011  2/XX/2011    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193080683 XXX       $XXX      CA    12/XX/2006 12/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                       Debt
                                                                       Consolidation
193081112 XXX       $XXX      FL    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193081157 XXX       $XXX      CA    10/XX/2011 9/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193081325 XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193081560 XXX       $XXX      IL    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193081957 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
193082286 XXX       $XXX      UT    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
193082994 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193083814                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193084074 XXX       $XXX      IL    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193084135 XXX       $XXX      CA    8/XX/2008  7/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2008 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193085193 XXX       $XXX      MA    8/XX/2005  7/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193085852 XXX       $XXX      FL    5/XX/2005  4/XX/2005    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Document
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   missing.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     Document
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193085937 XXX       $XXX      OR    7/XX/2007  6/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
193085992 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
193086440 XXX       $XXX      CT    9/XX/2007  8/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193086760 XXX       $XXX      VA    1/XX/2006  1/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                       Debt
                                                                       Consolidation
193087412 XXX       $XXX      CT    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193087870 XXX       $XXX      NY    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193087971                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193088360 XXX       $XXX      NJ    4/XX/2008  3/XX/2008    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193088486 XXX       $XXX      NY    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193088670 XXX       $XXX      MI    7/XX/2005  6/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
193088729 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure.
                                                                       Other
193088834                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193088931 XXX       $XXX      IL    12/XX/2006 11/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193089282 XXX       $XXX      MD    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     Late charge not
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                        state of (GA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for GA is  5% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10%.: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state of (GA) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for GA is  5% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10%.
193089872 XXX       $XXX      CA    5/XX/2011  4/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193090120 XXX       $XXX      CA    9/XX/2007  9/XX/2007    Primary    Refinance            A        A        A        A        A                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 file.
                                                                       Debt
                                                                       Consolidation
193090469 XXX       $XXX      CA    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193091307 XXX       $XXX      FL    5/XX/2017  4/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193092062 XXX       $XXX      IL    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Arrangement Disclosure to borrower.
                                                                       Debt
                                                                       Consolidation
193092074                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193092744 XXX       $XXX      FL    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193093075 XXX       $XXX      TX    4/XX/2007  3/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193094273 XXX       $XXX      MD    12/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                                              GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                 COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.                                                                                                                                                               (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                            SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance                    COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                                       (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing                          Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements.                                                                                                                                                                                SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
193094491 XXX       $XXX      NY    6/XX/2006  5/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193094519 XXX       $XXX      NV    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193095138 XXX       $XXX      HI    7/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193095565 XXX       $XXX      CA    8/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Home
                                                                       Improvement
193095846 XXX       $XXX      NY    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193095894 XXX       $XXX      NY    8/XX/2005  7/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193096036 XXX       $XXX      DC    10/XX/2005 9/XX/2005    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193097862 XXX       $XXX      MA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
193098567 XXX       $XXX      CA    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193099642 XXX       $XXX      CA    4/XX/2011  3/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193100411 XXX       $XXX      OR    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
193100821 XXX       $XXX      VA    11/XX/2011 10/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193100843 XXX       $XXX      GA    12/XX/2006 11/XX/2006   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193101458 XXX       $XXX      CA    3/XX/2010  12/XX/2009   Second     Refinance            C        C        C        C        C                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        C           C           C           C           C           [C] Closing / Title - (Doc Error) HUD Error: Disbursement date is blank.                                                                                                                     SELLER -       GENERAL                      Tested     TR Tested
                                                            Home       Cash-out -                                                                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   GENERAL        COMMENT
                                                                       Other                                                                                                      contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
193101891 XXX       $XXX      MA    7/XX/2006  6/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193102033 XXX       $XXX      IL    4/XX/2007  3/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193103900 XXX       $XXX      RI    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193104162 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193104482 XXX       $XXX      NY    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
193104792 XXX       $XXX      CT    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193105172 XXX       $XXX      IL    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193105245 XXX       $XXX      WA    12/XX/2011 11/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement                                                                                                             COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - NMLS Info Not in File                                                                                                                                    Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193106124 XXX       $XXX      MA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193106377 XXX       $XXX      CA    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193106475 XXX       $XXX      CA    6/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
193106724 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Charge of $XXX.XX in the amount of $XXX.XX.
193108499 XXX       $XXX      VA    8/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term
193109755                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193109895 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193110026 XXX       $XXX      NM    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193110069 XXX                 IL    12/XX/2006              Primary    UTD UTD              D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193110184 XXX       $XXX      NY    5/XX/2005  4/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193110299 XXX       $XXX      IL    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193110305 XXX       $XXX      NJ    3/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193110791 XXX       $XXX      MA    12/XX/2005 11/XX/2005   Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193110949 XXX       $XXX      CA    7/XX/2004  6/XX/2004    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        07/XX/2004 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
193111096 XXX       $XXX      CA    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193111537 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193111645 XXX       $XXX      CA    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193112936 XXX       $XXX      DE    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             overage of $XXX.XX or .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193113156 XXX       $XXX      NJ    8/XX/2006  7/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193113337 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                 State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              04/XX/2007 used as disbursement date for compliance testing.                                                                                                                 10% late charge
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            exceeds 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - State Late Charge Percentage                                                                                                                          maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   state (CA): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.                                                                                            late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (CA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (CA): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (CA)
193113834 XXX       $XXX      MD    3/XX/2007  1/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
193113885 XXX       $XXX      NJ    2/XX/2006  1/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193115657 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                       -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                       Home
                                                                       Improvement
193115799 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                 GENERAL
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                 COMMENT
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     time after using credit score.                                                                                                                                                               (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                            SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                     REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                                  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance                    (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                                       Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with                     SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
193116503 XXX       $XXX      NY    6/XX/2005  5/XX/2005    Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  time of account opening.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193117894                           11/XX/2006                                              D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193117938 XXX       $XXX      CA    5/XX/2017  4/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193118207 XXX       $XXX      NJ    2/XX/2006  1/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193118424 XXX       $XXX      CA    11/XX/2006 10/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193118636 XXX       $XXX      IL    7/XX/2007  6/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193119982 XXX       $XXX      GA    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193120415 XXX       $XXX      MA    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193120618 XXX       $XXX      PA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Limited                                                                                                                                                                                                                                                                                                                                                                           time after using credit score.
                                                                       Cash-out GSE
193120712 XXX       $XXX      NY    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193120747 XXX       $XXX      IL    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193121011 XXX       $XXX      OR    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193121830 XXX       $XXX      IL    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Federal                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        11/XX/2007 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower                                      Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         date not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         advisor.                                                                                                                                                                     HUD-1.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to            Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                         unilaterally change terms of plan for impermissible circumstances.                                                                                                           date not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.            HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.                                                                                            Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      locate.: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to locate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      locate.: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to locate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lender's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      initial loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lender's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      initial loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1.
193121937 XXX       $XXX      IL    8/XX/2006  7/XX/2006    Primary    Refinance UTD        D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193122115 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193122165 XXX       $XXX      IL    10/XX/2017 9/XX/2017    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
193122328                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193123924 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    UTD UTD              D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    UTD        Indeterminable
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193124412 XXX       $XXX      IL    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193124745 XXX       $XXX      CA    2/XX/2011  1/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                      standard Due on Sale clause.                                                                                                                                                                                                                                           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure                                                                                        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date                                                                                  SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193124832 XXX       $XXX      CO    7/XX/2011  7/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                              Federal         SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                         Compliance -    GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                       Homeowner's     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insurance paid  (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on line 903 of  Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HUD in the  Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $1,258.53 was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Homeowner's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insurance paid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on line 903 of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HUD in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $1,258.53 was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement.
193125427 XXX       $XXX      CA    2/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Streamlined                                                                                                                                                                                                                                                                                                                                                                       02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
193126564 XXX       $XXX      CA    7/XX/2004  6/XX/2004    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193127573 XXX       $XXX      CA    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193127763 XXX       $XXX      DE    10/XX/2017 9/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193127919 XXX       $XXX      FL    6/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193128113 XXX       $XXX      NY    3/XX/2013  1/XX/2013    Primary    Refinance            D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Indeterminable
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Alternate source used for application date
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
193128447 XXX       $XXX      VA    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
193128912 XXX       $XXX      CA    9/XX/2007  8/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193129404 XXX       $XXX      MA    11/XX/2006 10/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193129795                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193130591 XXX       $XXX      MD    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -
                                                                       Other
193130947 XXX       $XXX      NY    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Compliance - 10
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.            day grace
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                             period is less
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     than the 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with     state (NY).: 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                         rescission timing requirements.                                                                                                                                              day grace
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                   period is less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      than the 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds the 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NY).:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds the 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NY).
193132064 XXX       $XXX      NJ    3/XX/2004  2/XX/2004    Primary    UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193132466 XXX       $XXX      VA    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
193132770 XXX       $XXX      NY    1/XX/2008  12/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193133522 XXX       $XXX      CT    10/XX/2007 9/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193134009 XXX       $XXX      NC    11/XX/2007 11/XX/2007   Investment Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2007 used as disbursement date for compliance testing.
                                                                       Debt
                                                                       Consolidation
193134167 XXX       $XXX      CA    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193134466 XXX       $XXX      FL    9/XX/2007  8/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193134753 XXX       $XXX      MD    3/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                       Consolidation
193135009 XXX       $XXX      CA    5/XX/2006  4/XX/2006    UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193135136 XXX       $XXX      OH    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales                                                                        -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
193136063 XXX       $XXX      NY    9/XX/2006  8/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193136778 XXX       $XXX      IL    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193138572 XXX       $XXX      OH    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [D] Appraisal Documentation - Missing Document: Appraisal not provided                Missing                                                                                                              B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with                                                                         -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        reliable documentation.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
193138750 XXX       $XXX      AZ    10/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Arrangement Disclosure to borrower.
                                                                       Other
193141048 XXX       $XXX      MA    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193142867 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance                                                             Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         testing.                                                                                                                                                                                                                                            Indeterminable
193144485 XXX       $XXX      CA    4/XX/2008  3/XX/2008    Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                            REVIEWER -                                             -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                          GENERAL
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                          COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.                                                                                                                                                          (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                          REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SOL
193144675 XXX       $XXX      FL    6/XX/2005  5/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193145285 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        11/XX/2006 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
193145361 XXX       $XXX      NH    6/XX/2006  5/XX/2006    Primary    Refinance            A        A        A        A        A                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 file.
                                                                       Debt
                                                                       Consolidation
193145783 XXX       $XXX      CA    2/XX/2012  1/XX/2012    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193146744 XXX       $XXX      IL    12/XX/2006 11/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193147057 XXX       $XXX      NC    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                                              GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     COMMENT
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                            (2021-11-24):
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
193147149 XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193148158 XXX       $XXX      CA    3/XX/2018  2/XX/2018    Primary    Refinance            A        A        A        A        A                                                 [C] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                              A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 inspection is dated prior to the most recent FEMA disaster.
                                                                       Other
193148836 XXX       $XXX      CA    6/XX/2010  5/XX/2010    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193148902 XXX       $XXX      IL    2/XX/2008  1/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193149322 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
193149852 XXX       $XXX      NY    9/XX/2007  8/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193149928 XXX       $XXX      CA    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193150386 XXX       $XXX      IL    2/XX/2006  1/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193150767 XXX       $XXX      CO    5/XX/2011  4/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193150777 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    Primary    Refinance UTD        D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                                                                                              (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193150859 XXX       $XXX      NV    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193151230 XXX       $XXX      NJ    5/XX/2005  5/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
193151287 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193152325 XXX       $XXX      HI    10/XX/2007 9/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193153190 XXX       $XXX      CA    10/XX/2006 9/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193153771 XXX       $XXX      IL    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193155298 XXX       $XXX      MI    4/XX/2002  3/XX/2002    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2002 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193155744 XXX       $XXX      MA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193155785 XXX       $XXX      MO    1/XX/2008  12/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2008 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193155846 XXX       $XXX      CA    8/XX/2007  7/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193155867 XXX       $XXX      NC    7/XX/2007  7/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
193156211 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193156356 XXX       $XXX      CA    3/XX/2007  2/XX/2007    UTD        Refinance UTD        D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                  REVIEWER -                                  Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         or Local compliance testing is unreliable.                                                                                                                                                   GENERAL                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                 (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                                              SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193156644 XXX       $XXX      CA    12/XX/2006 11/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193157804 XXX       $XXX      AZ    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
193158410 XXX       $XXX      FL    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193159304 XXX       $XXX      NY    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193159431 XXX       $XXX      UT    7/XX/2007  7/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193160454 XXX       $XXX      NY    1/XX/2006  12/XX/2005   Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193160547 XXX       $XXX      IL    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193160701 XXX       $XXX      CA    10/XX/2016 9/XX/2016    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
193161039 XXX       $XXX      CA    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193161193 XXX       $XXX      CA    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193161954 XXX       $XXX      ID    9/XX/2010  7/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)                                                                                           COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193162222 XXX       $XXX      CA    4/XX/2005  3/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193162461 XXX       $XXX      IL    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193162500 XXX       $XXX      VA    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
193163326 XXX       $XXX      CA    4/XX/2008  3/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193164233 XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Affiliated Business Arrangement Disclosure.
                                                                       Other
193164730 XXX       $XXX      CA    7/XX/2005  6/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193165052 XXX       $XXX      NC    3/XX/2007  1/XX/2007    Second     Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                            Home
193165296 XXX       $XXX      CA    9/XX/2006  9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cancel occurs prior to expected date(s).
193165425 XXX       $XXX      MA    6/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                       Other
193165794 XXX       $XXX      IL    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
193165864 XXX       $XXX      SC    6/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     agency designated to receive complaints or inquiries about the origination and making of the loan.
193166972 XXX       $XXX      GA    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193167248 XXX       $XXX      NJ    1/XX/2005  12/XX/2004   UTD        Refinance            C        C        C        C        C                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193167315 XXX       $XXX      CT    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193167316 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    Primary    UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193168153 XXX       $XXX      IL    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193168194 XXX       $XXX      IL    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193168951 XXX       $XXX      MO    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
193169398 XXX       $XXX      NY    11/XX/2005 10/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193170102 XXX       $XXX      IL    12/XX/2006 11/XX/2006   UTD        UTD UTD              D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Images do
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not contain any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      documents,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      unable to run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Note not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Images do
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not contain any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      documents,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      unable to run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Note not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.
193170166 XXX       $XXX      PA    6/XX/2007  4/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193170226 XXX       $XXX      NY    7/XX/2007  6/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193170232 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193170580 XXX       $XXX      CA    6/XX/2010  5/XX/2010    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193170722 XXX       $XXX      FL    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193170880 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Final title not                                                                                                      B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                 found.                                                                                                                                                                           10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                 GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   COMMENT
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     loan amount, whichever applies.                                                                                                                                                              (2021-11-24):
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                            Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                            REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                                  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance                    (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                                       Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with                     SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
193170953 XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193171231 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193171360 XXX       $XXX      CO    3/XX/2011  2/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193171893 XXX       $XXX      CT    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193172049 XXX       $XXX      NJ    6/XX/2005  5/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193172131 XXX       $XXX      WA    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Arrangement Disclosure to borrower.
                                                                       Other
193172228 XXX       $XXX      CT    8/XX/2005  7/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193172751 XXX       $XXX      CA    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193172874 XXX       $XXX      NY    3/XX/2007  1/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193173033 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193173403 XXX       $XXX      IL    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                       Debt
                                                                       Consolidation
193174151 XXX       $XXX      NM    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        cost findings.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Affiliated Business Arrangement Disclosure.
193174224                           12/XX/2006                                              D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193174615 XXX       $XXX      FL    12/XX/2005 11/XX/2005   UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Federal                                                                -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   Not dated.: Not
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193174802 XXX       $XXX      MD    12/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193174956 XXX       $XXX      CT    4/XX/2008  3/XX/2008    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2008 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193175560 XXX       $XXX      CT    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193175693 XXX       $XXX      CA    7/XX/2006  7/XX/2006    Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193176479 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      File does not                                                                                                        B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                 contain either                                                                                                                                                                   loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                             Preliminary or                                                                                                                                                                   [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                       Consolidation                                                                                                                                                                                    Final Title                                                                                                                                                                      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193177115 XXX       $XXX      CA    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193177562 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                       Other
193177564 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193178768 XXX       $XXX      NY    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193179373 XXX       $XXX      IL    7/XX/2007  6/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193179780 XXX       $XXX      CT    12/XX/2006 11/XX/2006   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193180478                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193180608 XXX       $XXX      UT    10/XX/2006 9/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
193181008 XXX       $XXX      CT    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193182446 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193184294 XXX       $XXX      NY    4/XX/2003  3/XX/2003    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193184523 XXX       $XXX      IL    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193184781 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
193185233 XXX       $XXX      WA    4/XX/2010  3/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193185689 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193185760 XXX       $XXX      NJ    2/XX/2005  1/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193186037 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    UTD        Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193186840 XXX       $XXX      CO    1/XX/2011  12/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] State Compliance - Colorado HLPP Broker TNB Test                                                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application                                                    SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193187122 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193187521 XXX       $XXX      NY    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193187857 XXX       $XXX      OR    2/XX/2012  1/XX/2012    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Debt                                                                                                       contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193188895 XXX       $XXX      GA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
193189380 XXX       $XXX      NJ    6/XX/2005  5/XX/2005    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193189385 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
193190468 XXX       $XXX      CA    1/XX/2012  10/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
193190928 XXX       $XXX      CT    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193191869 XXX       $XXX      GA    2/XX/2007  1/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than ten (10) days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193191913 XXX       $XXX      CA    7/XX/2010  6/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193192776 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
193193604                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193193990 XXX       $XXX      WA    3/XX/2010  2/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                       Federal         SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                        [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                      Compliance -    GENERAL        COMMENT
                                                                       Other                                                                                                      standard Due on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                        Under disclosed COMMENT        (2017-08-11):
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                                                                                                                  by the amount   (2017-08-11):  Aligned with
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                                                                                                                                                                                                 of $1101.31     Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Hazard          Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insurance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Under disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      by the amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $1101.31
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Hazard
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insurance.
193193997 XXX       $XXX      AZ    6/XX/2006  5/XX/2006    Second     Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                            Home       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
193194058 XXX       $XXX      NM    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
193194284 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        07/XX/2006 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193194368 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193194830 XXX       $XXX      IL    11/XX/2005 10/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193195552 XXX       $XXX      MA    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193195714 XXX       $XXX      FL    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193196162 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                                                                                         [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193196509 XXX       $XXX      VA    6/XX/2007  6/XX/2007    Primary    Refinance            A        A        A        A        A                                                 [C] Credit Documentation - Missing Document: Subordination Agreement not provided                                                                                                                          A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
193196798 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193197435 XXX       $XXX      MD    3/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Streamlined                                                                                                file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193197688 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193198347 XXX       $XXX      RI    6/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Home
                                                                       Improvement
193198973 XXX       $XXX      MD    8/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
193199564 XXX       $XXX      NY    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193199979 XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
193200229 XXX       $XXX      WA    11/XX/2007 11/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Consolidation
193200262 XXX       $XXX      NM    10/XX/2007 9/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower                   REVIEWER -                                             State - NC
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  due to missing prior loan information.                                                                                                                                                       GENERAL
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   COMMENT
                                                                                                                                                                                  [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                        loan amount, whichever applies.                                                                                                                                                              (2021-11-24):
                                                                                                                                                                                  standard Due on Sale clause.                                                                                                                                                                                                                                           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                 Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.                                                                                                                                                               SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                            GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high                   Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         cost findings.                                                                                                                                                                               SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
193200390 XXX       $XXX      CA    10/XX/2009 10/XX/2009   Primary    Purchase             A        A        A        A        A                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___
193200424 XXX       $XXX      HI    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193200757 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time of account opening.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193200843 XXX       $XXX      IL    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193200870 XXX       $XXX      VA    9/XX/2005  8/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                       Debt
                                                                       Consolidation
193201491 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           General - RTC                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.                                                                                                                 missing
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              signature and
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application    expiration
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.                                                                                                                                                                        date.: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan    missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.                                                                                                                                                            borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                                                                       signature and
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     expiration
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.            date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be  Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                         impacted.                                                                                                                                                                    Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on    RTC is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                  borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    signature, date
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       and expiration
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing          date.: RTC is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements.                                                                                                                                                                missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.                                                                                            signature, date
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose and expiration
                                                                                                                                                                                                                                                                                                                                                                                                                                                         ownership interest is or will be subject to the security interest.                                                                                                           date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
193201501 XXX       $XXX      UT    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    REVIEWER -                                             -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Affiliated Business Arrangement Disclosure.                                                                                                                                                  GENERAL
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                   COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                       (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing                          Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements.                                                                                                                                                                                SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SOL
193202401 XXX       $XXX      IL    9/XX/2006  8/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193203761 XXX       $XXX      DC    3/XX/2018  3/XX/2018    Primary    Refinance            B        B        B        B        B                                                 [A] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final                                                                                                                       B           B           B           B           B           [B] State Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided): DC Mortgage Disclosure Amendment Act of 2007:  Mortgage Disclosure                                                                          -
                                                                       Cash-out -                                                                                                 Title Policy.: Title Evidence: ___                                                                                                                                                                                                                                     not provided to borrower.
                                                                       Other
193203830 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] General - Missing Document: Stated Value not provided                                                                                                                                                  B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
193204017 XXX       $XXX      IL    6/XX/2007  6/XX/2007    Primary    Refinance            A        A        A        A        A                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term                                                                                                  file.
193204047 XXX       $XXX      MA    11/XX/2006 11/XX/2006   Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193204501 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        01/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
193205833 XXX       $XXX      NY    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193207160 XXX       $XXX      FL    11/XX/2007 10/XX/2007   Primary    Refinance UTD        D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193207416 XXX       $XXX      CA    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193207449 XXX       $XXX      IL    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193207794 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193210364 XXX       $XXX      NY    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193211079 XXX       $XXX      FL    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193211310 XXX       $XXX      CT    10/XX/2006 9/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193211600 XXX       $XXX      CO    9/XX/2010  7/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193212158 XXX       $XXX      VA    1/XX/2008  12/XX/2007   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                                              GENERAL
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                          COMMENT
                                                                                                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     (2021-11-24):
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                            Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                                  REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance                    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                                       COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193213405 XXX       $XXX      NY    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193213615 XXX       $XXX      IA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                       Home                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Improvement                                                                                                                                                                                                                                                                                                                                                                       TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193214449 XXX       $XXX      FL    5/XX/2005  4/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193215600 XXX       $XXX      HI    3/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193215798 XXX       $XXX      PA    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
193216040 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
193217167 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193218597 XXX       $XXX      NJ    4/XX/2005  3/XX/2005    Primary    UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193218900 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193219623 XXX       $XXX      NY    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193219969 XXX       $XXX      MD    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                            REVIEWER -                                             -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     GENERAL
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                            COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel signature date is blank.                                                                                              SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
193220299 XXX       $XXX      NY    2/XX/2007  1/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193220309 XXX       $XXX      MA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                       Other
193220715 XXX       $XXX      MD    6/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193221000 XXX       $XXX      FL    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193222032 XXX       $XXX      NY    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193222106 XXX       $XXX      AZ    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
193222593 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193222762 XXX       $XXX      CT    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193222828 XXX       $XXX      GA    3/XX/2007  2/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than ten (10) days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193222835 XXX       $XXX      CA    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193223108 XXX       $XXX      CA    3/XX/2018  2/XX/2018    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Federal                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Fees from Itemization used in any federal, state, and local high cost testing                                                                                                Compliance -
                                                                       Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HUD reflects a
                                                                       Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    recording fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $286.00 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      agreement.: HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      reflects a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      recording fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $286.00 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      agreement.
193223409 XXX       $XXX      IN    6/XX/2007  6/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193223893                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193223931 XXX       $XXX      NY    5/XX/2005  4/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193226152 XXX       $XXX      NY    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193226364 XXX       $XXX      FL    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193226712 XXX       $XXX      CA    10/XX/2007 3/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193227151 XXX       $XXX      NY    6/XX/2005  5/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193227230 XXX       $XXX      CA    7/XX/2007  6/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193227433 XXX       $XXX      NM    9/XX/2007  8/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193228056 XXX       $XXX      NV    6/XX/2007  5/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
193228172                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193228227 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193228891 XXX       $XXX      CO    7/XX/2011  6/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193229140 XXX       $XXX      CA    2/XX/2011  1/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date                                                                                 (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
193229368 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193229478 XXX       $XXX      NJ    4/XX/2005  3/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193229709 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Arrangement Disclosure to borrower.
                                                                       Debt
                                                                       Consolidation
193229780 XXX       $XXX      CA    8/XX/2007  10/XX/2006   Second     Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193229984 XXX       $XXX      FL    2/XX/2008  1/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193230015 XXX       $XXX      CA    6/XX/2005  5/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193230435 XXX       $XXX      CA    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193231373 XXX       $XXX      AZ    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  01/XX/2006 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
193232114 XXX       $XXX      AL    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                       Debt
                                                                       Consolidation
193232464 XXX       $XXX      MN    3/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Itemization used in any federal, state, and local high cost testing
                                                                       Other
193233271                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193233391 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193233453 XXX       $XXX      CA    1/XX/2005  12/XX/2004   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193233867 XXX       $XXX      NJ    2/XX/2005  1/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193234011 XXX       $XXX      VA    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
193234818 XXX       $XXX      IL    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193234880 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193236587 XXX       $XXX      WA    9/XX/2005  9/XX/2005    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
193237305 XXX       $XXX      CT    2/XX/2008  1/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193237423 XXX       $XXX      NM    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193237507 XXX       $XXX      CA    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193237614 XXX       $XXX      IL    3/XX/2005  2/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193237726 XXX       $XXX      IL    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193238195 XXX       $XXX      NY    10/XX/2004 9/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193238382 XXX       $XXX      MD    7/XX/2006  6/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193238431 XXX       $XXX      CA    2/XX/2012  12/XX/2011   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193238470 XXX       $XXX      NY    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193238629 XXX       $XXX      CO    5/XX/2011  4/XX/2011    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Signed)                                                                                                       GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date                                                                                  finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193238788 XXX       $XXX      VA    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.            6% exceeds max
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    late charge 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       by the State
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     (VA): Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      by the State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (VA)
193239477 XXX       $XXX      MA    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193239532 XXX       $XXX      MD    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the                                                                               -
                                                                       Cash-out -                                                                                                 standard Due on Sale clause.                                                                                                                                                                                                                                           Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              overage of $XXX.XX or .XXX%).
                                                                       Consolidation
193239743 XXX       $XXX      MN    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193240288 XXX       $XXX      NY    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.                                                                                                                                              Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          allowed per NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     - max late
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.            charge for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     is 2%. Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     states 6%.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       allowed per NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      - max late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is 2%. Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states 6%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      - max late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is 2%. Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states 6%.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      - max late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is 2%. Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states 6%.
193240935 XXX       $XXX      NY    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Missing both                                                                                                         B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                 prelim and                                                                                                                                                                       did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other                                                                                                                                                                                            final title
                                                                                                                                                                                                                                                                        evidence
193241248 XXX       $XXX      NJ    7/XX/2016  6/XX/2016    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case                     REVIEWER -                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         scenario was used between Application Date and Transaction Date.                                                                                                                             GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         less than 15 days.                                                                                                                                                                           (2018-07-06):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX discussed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      this exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      counsel.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      counsel is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amenable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX regrading
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceptions to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      an EV2-B in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the event the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provides the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the alteration
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to the late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to make them
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      conform with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      limits.  (This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      would include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      extending the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      from 10 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      altering the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      language that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is currently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $25.00 or 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to just be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5%.)  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      change could
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      be reflected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in a letter to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      explaining the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      terms are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      being amended
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      favor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2018-11-14):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the alteration
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to the late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to make them
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      conform with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      limits
193241251 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193241674 XXX       $XXX      NY    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193242409 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193243367 XXX       $XXX      DE    1/XX/2007  12/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                       Debt
                                                                       Consolidation
193243867 XXX       $XXX      FL    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193244439 XXX       $XXX      MA    10/XX/2006 9/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193244759 XXX       $XXX      CA    1/XX/2008  12/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193244760 XXX       $XXX      IL    1/XX/2008  12/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193246064 XXX       $XXX      TX    6/XX/2007  5/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
193246281 XXX       $XXX      NY    9/XX/2005  8/XX/2005    UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193246410 XXX       $XXX      IL    1/XX/2006  12/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193246566 XXX       $XXX      NJ    7/XX/2007  6/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193247206 XXX       $XXX      NY    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193247612 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193247679 XXX       $XXX      VA    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193247834 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193248384 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193249096 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                 State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] State Compliance - State Late Charge Percentage                                                                                                                          10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor   exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                       6% per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state(CA).: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      6% per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state(CA).
193249307 XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
193250105 XXX       $XXX      IL    11/XX/2017 10/XX/2017   Primary    Purchase             A        A        A        A        A                                                 [A] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final                                                                                                                       A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                                                                                                                                  Title Policy.: Title Evidence: ___
193250404 XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 file.
                                                                       Debt
                                                                       Consolidation
193250556 XXX       $XXX      CA    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193250841 XXX       $XXX      CT    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193250881 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193251195 XXX       $XXX      NY    10/XX/2007 9/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193252517 XXX       $XXX      CA    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193254398 XXX       $XXX      NY    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193254553 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
193254873 XXX       $XXX      CA    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193255284 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193255545 XXX       $XXX      VA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
193256154 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193256876 XXX       $XXX      IL    5/XX/2008  4/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2008 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193256927 XXX       $XXX      PA    8/XX/2009  7/XX/2009    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2009 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193257651 XXX       $XXX      IL    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193258090 XXX       $XXX      MN    3/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                         State                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.            late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       state (MN).: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MN).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MN).: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MN).
193258584                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193258714 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193258843 XXX       $XXX      AZ    3/XX/2007  3/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Debt
                                                                       Consolidation
193259486 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193260146 XXX       $XXX      CA    6/XX/2005  5/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193260766 XXX       $XXX      PA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
193261362 XXX       $XXX      WA    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193262083 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193262784 XXX       $XXX      CO    10/XX/2010 7/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193264131 XXX       $XXX      CA    9/XX/2010  8/XX/2010    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193264504 XXX       $XXX      NJ    7/XX/2005  6/XX/2005    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Indeterminable
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              is unreliable.                                                                                                                                                                                                                                      (UAL State)
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
193265125 XXX       $XXX      MD    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
193265978 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                     -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
193266082 XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2008 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193266431 XXX       $XXX      CA    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193266998 XXX       $XXX      NY    8/XX/2005  7/XX/2005    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193267350 XXX       $XXX      IL    3/XX/2005  2/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193267395 XXX       $XXX      NC    2/XX/2007  12/XX/2006   Primary    Purchase             A        A        A        A        A                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        A           A           A           A           A                                                                                                                                                                                                                                                               -
193267647 XXX       $XXX      CT    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193268010 XXX       $XXX      OR    4/XX/2007  3/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                 Yes        TR Note
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                   Deficiency
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193268220 XXX       $XXX      CA    5/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
193269931 XXX       $XXX      CA    11/XX/2007 10/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193270442                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193270890 XXX       $XXX      CT    9/XX/2007  9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              overage of $XXX.XX or .XXX%).
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193271315 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193271673 XXX       $XXX      IL    1/XX/2006  12/XX/2005   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
193272419 XXX       $XXX      NY    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193272554 XXX       $XXX      RI    5/XX/2007  4/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing                  REVIEWER -                                             State - NC
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  information.                                                                                                                                                                                 GENERAL
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   COMMENT
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     loan amount, whichever applies.                                                                                                                                                              (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                 Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.                                                                                                                                                               SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                            GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high                   Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         cost findings.                                                                                                                                                                               SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
193272870 XXX       $XXX      NJ    12/XX/2005 11/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193273164 XXX       $XXX      NY    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193273818 XXX       $XXX      IL    7/XX/2005  6/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193274369 XXX       $XXX      WA    8/XX/2010  7/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193274427 XXX       $XXX      CA    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193274429 XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193274757 XXX       $XXX      CA    11/XX/2005 10/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193275760 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193276150 XXX       $XXX      MA    3/XX/2005  2/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time of account opening.
                                                                       Home                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                       Improvement                                                                                                                                                                                                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
193276423 XXX       $XXX      MN    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Limited                                                                                                                                                                                                                                                                                                                                                                           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193276565 XXX       $XXX      CT    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193277044 XXX       $XXX      NY    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193277344 XXX       $XXX      TX    3/XX/2007  2/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term
193277569 XXX       $XXX      PA    8/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Affiliated Business Arrangement Disclosure.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193278070 XXX       $XXX      FL    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
193278786 XXX       $XXX      VA    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193279016                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193279093 XXX       $XXX      CT    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193279616 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193279801                           9/XX/2006                                               D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193280440 XXX       $XXX      IL    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193280538 XXX       $XXX      NY    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193280550 XXX       $XXX      OH    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.
                                                                       Other
193280609 XXX       $XXX      WA    11/XX/2011 10/XX/2011   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)                                                                               Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193281016 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not        File does not                                                                                                        C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                              contain either                                                                                                                                                                   less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Preliminary or                                                                                                                                                                   [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                 Final Title                                                                                                                                                                      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193281601 XXX       $XXX      NY    12/XX/2003 11/XX/2003   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193282071 XXX       $XXX      VA    11/XX/2006 10/XX/2006   Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Incomplete Loan
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           File. Security
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and HUD in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and HUD in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run compliance.
193282346 XXX       $XXX      FL    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193282938 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193283750 XXX       $XXX      IL    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193285135 XXX       $XXX      CO    10/XX/2011 8/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193285966 XXX       $XXX      CT    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193286076 XXX       $XXX      CA    10/XX/2006 10/XX/2006   Primary    Refinance UTD        D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance                                                             Yes        TR
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  testing.                                                                                                                                                                                                                                            Indeterminable
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193286259 XXX       $XXX      CA    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                       Consolidation
193286847 XXX       $XXX      PA    11/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193287165 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193287608 XXX       $XXX      IL    6/XX/2007  5/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193288614 XXX       $XXX      IL    10/XX/2006 9/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193289201 XXX       $XXX      OH    4/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
193289638 XXX       $XXX      RI    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193289683 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Refinance UTD        C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193290110 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193290339 XXX       $XXX      MA    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193290457 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    Primary    UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193291713 XXX       $XXX      AZ    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193292012 XXX       $XXX      CA    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193292317 XXX       $XXX      IL    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193292998 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      No evidence of                                                                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period  State                                                                  Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                 Preliminary or                                                                                                                                                                   less than 15 days.                                                                                                                                                           Compliance -
                                                                       Other                                                                                                                                                                                            Final Title in                                                                                                                                                                   [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          10% late charge
                                                                                                                                                                                                                                                                        file.                                                                                                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     is greater than
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.            5% max per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     state (NJ): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      greater than 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5% max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      per state (NJ):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5% max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      per state (NJ)
193293107 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193294295 XXX       $XXX      CA    7/XX/2004  5/XX/2004    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
193294519 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
193294670 XXX       $XXX      NY    7/XX/2005  6/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193295593 XXX       $XXX      NY    2/XX/2008  1/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              Compliance -
                                                                       Other                                                                                                      [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            Late charge not
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     state (NY) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.            max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     for NY is  2% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    6%: Late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance       state (NY) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.                                                                                                                                  max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for NY is  2% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states  6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NY) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for NY is  2% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      6%: Late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NY) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for NY is  2% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      note states  6%
193296192 XXX       $XXX      NJ    4/XX/2007  4/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193296516 XXX       $XXX      CO    4/XX/2011  3/XX/2011    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193297172 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193297939 XXX       $XXX      IL    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193298273 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                     -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              Itemization used in any federal, state, and local high cost testing
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cancel occurs prior to expected date(s).
193299410 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193299483 XXX       $XXX      CA    2/XX/2011  1/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                   Federal         SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                          Compliance -    GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                     Under disclosed COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                         by $6,188.      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                   This is the     Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                       initial draw    document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                               adjustment      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                           reflected on    finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                           the HUD.: Under SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                        disclosed by    GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                              $6,188.  This   COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is the initial  (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      draw adjustment Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      reflected on    document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the HUD.        Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal         finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -    SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Under disclosed GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      by $282.30.     COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      this is the     (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Hazard          Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insurance       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      premium being   Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      paid on the     finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD.: Under     SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed by    GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $282.30. this   COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is the Hazard   (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insurance       Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      premium being   document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      paid on the     Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD.            finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193299507 XXX       $XXX      NJ    7/XX/2005  6/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193299755 XXX       $XXX      MA    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193300180 XXX       $XXX      MA    11/XX/2007 10/XX/2007   UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  time after using credit score.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193300310 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193300522 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        03/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
193300899 XXX       $XXX      WI    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                       Consolidation
193301147 XXX       $XXX      NY    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193301231 XXX       $XXX      CO    9/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time after using credit score.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
193302612 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193302899 XXX       $XXX      IL    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193303354 XXX       $XXX      MD    8/XX/2007  8/XX/2007    Primary    Refinance            A        A        A        A        A                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Rate/Term                                                                                                  contain the following clauses:: ___
193303512 XXX       $XXX      CA    2/XX/2017  1/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193304865 XXX       $XXX      IL    7/XX/2014  3/XX/2014    Primary    Refinance            D        D        D        D        D                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    is unreliable.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Miscellaneous Compliance - Alternate source used for application date
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2014 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
193305247 XXX       $XXX      OR    9/XX/2016  9/XX/2016    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193305802 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193305885 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193306343 XXX       $XXX      CA    12/XX/2007 11/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193307407 XXX       $XXX      FL    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193307858 XXX       $XXX      CA    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193308142 XXX       $XXX      CO    9/XX/2015  5/XX/2015    Primary    Refinance            D        D        D        D        D                                                 [D] Closing / Title - Missing Document: Security Instrument not provided                                                                                                                                   D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        State - NC
                                                                       Cash-out -                                                                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees
                                                                       Other                                                                                                      file.                                                                                                                                                                                                                                                                  is unreliable.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [C] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  displayed on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Alternate source used for application date
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2015 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
193308668 XXX       $XXX      NY    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193309535 XXX       $XXX      IL    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193309700 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   Primary    Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193309893 XXX       $XXX      TX    5/XX/2004  4/XX/2004    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
193309968 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193310299 XXX       $XXX      GA    8/XX/2006  7/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than ten (10) days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193310801 XXX       $XXX      NJ    8/XX/2006  7/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193311303 XXX       $XXX      FL    5/XX/2006  4/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193312104 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cancel occurs prior to expected date(s).
193312162 XXX       $XXX      NY    5/XX/2005  4/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193312334 XXX       $XXX      NM    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Data detail per                                                                                                      B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                 source                                                                                                                                                                           10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                   documentation                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193312403 XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        05/XX/2007 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
193313781 XXX       $XXX      HI    10/XX/2007 10/XX/2007   Primary    Refinance            A        A        A        A        A                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 file.
                                                                       Debt
                                                                       Consolidation
193313955 XXX       $XXX      CT    4/XX/2005  3/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193314035 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing
193314179 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193314665 XXX       $XXX      GA    5/XX/2007  4/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than ten (10) days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193315532 XXX       $XXX      MO    6/XX/2007  5/XX/2007    Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     state (MO) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.            max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                          for MO 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     liens is 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    $15 - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       states 6% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $5.: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (MO) -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for MO 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      liens is 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $15 - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states 6% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $5.
193315703 XXX       $XXX      NY    12/XX/2004 11/XX/2004   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193315789 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
193315919 XXX       $XXX      NY    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193317446 XXX       $XXX      HI    10/XX/2010 9/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193317507 XXX       $XXX      GA    3/XX/2007  2/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than ten (10) days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193317659 XXX       $XXX      NJ    6/XX/2017  5/XX/2017    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                  GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         less than 15 days.                                                                                                                                                                           COMMENT        (2018-07-06):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2018-07-06):  See email
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      See email      response
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      response       6/XX/18
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      6/XX/18        related to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      related to     late charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2018-07-06):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      discussing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      this exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      counsel, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      update will
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      follow.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2018-07-06):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX discussed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      this exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      counsel.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      counsel is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amenable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX regrading
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceptions to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      an EV2-B in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the event the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provides the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the alteration
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to the late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to make them
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      conform with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      limits.  (This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      would include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      extending the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      from 10 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      altering the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      language that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is currently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $25.00 or 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to just be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5%.)  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      change could
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      be reflected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in a letter to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      explaining the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      terms are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      being amended
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      favor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2018-11-14):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      consumer with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the alteration
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to the late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to make them
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      conform with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      limits
193317871 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193318651 XXX       $XXX      WY    5/XX/2011  4/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193318812 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193319384 XXX       $XXX      NY    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193319526 XXX       $XXX      MI    12/XX/2017 11/XX/2017   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
193320077 XXX       $XXX      NH    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Arrangement Disclosure to borrower.
                                                                       Debt
                                                                       Consolidation
193320184 XXX       $XXX      CO    6/XX/2005  5/XX/2005    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193320404 XXX       $XXX      FL    10/XX/2005 9/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193321594 XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
193321631 XXX       $XXX      NY    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193321916 XXX       $XXX      CA    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193322132 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193322643 XXX       $XXX      IL    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193323025 XXX       $XXX      CA    4/XX/2006  3/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193323034 XXX       $XXX      CA    9/XX/2016  8/XX/2016    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193323056 XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193323898 XXX       $XXX      CT    6/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        06/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
193324068 XXX       $XXX      FL    1/XX/2007  12/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193324396 XXX       $XXX      FL    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not        no security                                                                                                          B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                          Miscellaneous                                                          -
                                                                                                                                                                                  provided                                                                              instrument in                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement Compliance -
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      file                                                                                                                                                                             date for compliance testing.                                                                                                                                                 UTD based on
                                                                                                                                                                                  file.                                                                                 no title in                                                                                                                                                                      [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         docs in file:
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                   file                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     UTD based on
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: - no 1003 in file                                                                                                                                                                  09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             docs in file
                                                                                                                                                                                                                                                                        no title in                                                                                                                                                                      [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be
                                                                                                                                                                                                                                                                        file                                                                                                                                                                             impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193324487 XXX       $XXX      IL    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193325126 XXX       $XXX      CA    4/XX/2006  1/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account                                                                              -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        opening.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
193325530 XXX       $XXX      MD    8/XX/2006  7/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.50000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193325728 XXX       $XXX      CO    10/XX/2011 8/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              REVIEWER -     GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193326891 XXX       $XXX      GA    4/XX/2007  3/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                       Other
193327075 XXX       $XXX      NJ    7/XX/2004  6/XX/2004    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193327188 XXX       $XXX      CA    6/XX/2007  5/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193327564 XXX       $XXX      IL    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193327945 XXX       $XXX      NV    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                       Consolidation
193328302 XXX       $XXX      CT    8/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193328916 XXX       $XXX      IL    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193328979 XXX       $XXX      CA    8/XX/2016  7/XX/2016    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Itemization referenced in Agreement exceed those disclosed in HELOC                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Agreement. Fees from Itemization used in any federal, state, and local high cost testing
193330592 XXX       $XXX      FL    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193330858 XXX       $XXX      OH    4/XX/2005  3/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $532.25 exceeds the state maximum of 1% of the original balance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         ($360.00).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193331871 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193331942 XXX       $XXX      CO    1/XX/2019  9/XX/2018    Primary    Refinance            D        D        D        D        D                                                 [D] Closing / Title - Missing Document: Security Instrument not provided                                                                                                [C]                                D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                        Appraisal                                                                                      Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Indeterminable
                                                                       Other                                                                                                      file.                                                                                                                                                                   Data                                                                                           is unreliable.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                   Integrity -                                                                                    [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                          Hybrid                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                          Appraisal                                                                                      Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                          valuation                                                                                      [B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List
                                                                                                                                                                                                                                                                                                                                                          product                                                                                        of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                          only
                                                                                                                                                                                                                                                                                                                                                          qualifies
                                                                                                                                                                                                                                                                                                                                                          as an
                                                                                                                                                                                                                                                                                                                                                          acceptable
                                                                                                                                                                                                                                                                                                                                                          first
                                                                                                                                                                                                                                                                                                                                                          (Primary)
                                                                                                                                                                                                                                                                                                                                                          product for
                                                                                                                                                                                                                                                                                                                                                          second
                                                                                                                                                                                                                                                                                                                                                          liens if
                                                                                                                                                                                                                                                                                                                                                          there is an
                                                                                                                                                                                                                                                                                                                                                          interior
                                                                                                                                                                                                                                                                                                                                                          view to the
                                                                                                                                                                                                                                                                                                                                                          property.:
                                                                                                                                                                                                                                                                                                                                                          -
193332523 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193332686 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193332907 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193333365 XXX       $XXX      NH    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
193333688 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193335524 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        Refinance            C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193336638 XXX       $XXX      CA    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193336872 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 contain the following clauses:: ___                                                                                                                                                                                                                                    06/XX/2007 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
193337059 XXX       $XXX      GA    12/XX/2007 11/XX/2007   Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                                                                                                                                  file.
193337185 XXX       $XXX      CT    6/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
193337281 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193337345 XXX       $XXX      CA    9/XX/2010  8/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                     Federal         SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                         Compliance -    GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                       Fees overstated COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                               on Agreement:   (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Fees overstated Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Agreement    document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193337637 XXX       $XXX      NJ    4/XX/2009  3/XX/2009    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193338235 XXX       $XXX      OR    7/XX/2017  6/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193338682 XXX       $XXX      WA    2/XX/2010  1/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193338837 XXX       $XXX      KY    6/XX/2008  6/XX/2008    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time after using credit score.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193339294 XXX       $XXX      OR    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                       Other
193339475 XXX       $XXX      CO    12/XX/2009 11/XX/2009   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date                                                                                  Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193340608 XXX       $XXX      GA    2/XX/2007  1/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of                                                                           State - NC
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than ten (10) days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193340679 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193340983 XXX       $XXX      NY    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not        Data detail per                                                                                                      B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                              source                                                                                                                                                                           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      documentation                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193341107 XXX       $XXX      IL    8/XX/2006  7/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
193341114 XXX       $XXX      NY    7/XX/2006  6/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193341139 XXX       $XXX      CA    10/XX/2007 9/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193341160 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193341643 XXX       $XXX      UT    12/XX/2005 11/XX/2005   UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Late Charge Percent and Amount Testing: Utah Late Charge: Note late charge of 6.00000%/$150.00 exceeds state maximum of 5% or $30, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
193342954 XXX       $XXX      VA    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                       Other
193343120 XXX       $XXX      CT    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193343166 XXX       $XXX      CA    7/XX/2010  6/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                   Federal         SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                          Compliance -    GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                     $400 Loan       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                         discount fee    (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                   not present on  Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                               LOC Agreement   document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      fee list.: $400 Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan discount   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      fee not present SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on LOC          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement fee   COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      list.           (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193344566 XXX       $XXX      MA    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193344752 XXX       $XXX      PA    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Rate/Term                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193345392 XXX       $XXX      IL    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193345961 XXX       $XXX      IL    6/XX/2006  5/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193346494 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193346543 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                      B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
193346742 XXX       $XXX      GA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193346810 XXX       $XXX      WA    11/XX/2005 10/XX/2005   Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
193348126 XXX       $XXX      NY    6/XX/2004  5/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193349212 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
193349398 XXX       $XXX      CA    2/XX/2007  1/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193349502 XXX       $XXX      GA    12/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
193350881 XXX       $XXX      GA    8/XX/2008  7/XX/2008    Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
193351052 XXX       $XXX      NV    11/XX/2004 10/XX/2004   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193351095 XXX       $XXX      CA    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193352410 XXX       $XXX      MA    6/XX/2005  5/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193353206 XXX       $XXX      VA    10/XX/2007 10/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Arrangement Disclosure to borrower.
                                                                       Debt
                                                                       Consolidation
193353418 XXX       $XXX      PA    5/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
193354115 XXX       $XXX      IL    2/XX/2007  1/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193354593 XXX       $XXX      NY    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193354728 XXX       $XXX      NY    4/XX/2005  3/XX/2005    UTD        Refinance UTD        B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193355498 XXX       $XXX      MI    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  requirements due to missing Initial Loan Application Date.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193356159 XXX       $XXX      CT    8/XX/2006  7/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193357428 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              TILA rescission form was used.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193357479 XXX       $XXX      NY    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193357827 XXX       $XXX      CO    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure.
                                                                       Other
193358335 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193358468 XXX       $XXX      MO    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.                                                                                                                                              Compliance - 6%
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.            state (MO).: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                          late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               state (MO).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193360416 XXX       $XXX      FL    3/XX/2005  2/XX/2005    Primary    Refinance UTD        B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193360785 XXX       $XXX      CT    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193361809 XXX       $XXX      GA    12/XX/2008 11/XX/2008   Primary    Refinance            B        B        B        B        B                                                 [D] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                     B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                            REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     GENERAL
                                                                       Other                                                                                                      file.                                                                                                                                                                                                                                                                  TILA rescission form was used.                                                                                                                                                               COMMENT
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high                   (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         cost findings.                                                                                                                                                                               Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cancel occurs prior to expected date(s).
193362454 XXX       $XXX      AZ    12/XX/2006 11/XX/2006   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193363536 XXX       $XXX      IL    9/XX/2004  8/XX/2004    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2004 used as disbursement date for compliance testing.                                                                                                                 Compliance - 6%
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   late charge
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.                     maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest  state of rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.               Illinois: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  maximum per determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.             state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   Illinois
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193363646 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193363712 XXX       $XXX      IL    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193364568 XXX       $XXX      AZ    6/XX/2017  4/XX/2017    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193365277 XXX       $XXX      NJ    11/XX/2005 10/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193367384 XXX       $XXX      MA    2/XX/2007  1/XX/2007    Primary    UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193367504 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
193368033 XXX       $XXX      FL    8/XX/2005  7/XX/2005    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193368776 XXX       $XXX      IL    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193369380 XXX       $XXX      NY    1/XX/2007  12/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not        File does not                                                                                                        B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                              contain either                                                                                                                                                                   [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Preliminary or                                                                                                                                                                   date for compliance testing.
                                                                                                                                                                                  file.                                                                                 Final Title                                                                                                                                                                      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193369436 XXX       $XXX      AZ    11/XX/2005 10/XX/2005   Primary    Purchase             B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193370226 XXX       $XXX      NJ    10/XX/2004 9/XX/2004    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193370840 XXX       $XXX      MA    1/XX/2007  12/XX/2006   Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193371056 XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance                                                                              -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Charge of $XXX.XX in the amount of $XXX.XX.
                                                                       Debt
                                                                       Consolidation
193371257 XXX       $XXX      IL    2/XX/2004  1/XX/2004    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      File does not                                                                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                 contain either                                                                                                                                                                   02/XX/2004 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                   Preliminary or                                                                                                                                                                   [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: - Final Title                                                                                                                                                                      loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193371297 XXX       $XXX      CT    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193372499 XXX       $XXX      OH    1/XX/2005  12/XX/2004   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Itemization used in any federal, state, and local high cost testing
                                                                       Debt
                                                                       Consolidation
193372603 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193373220 XXX       $XXX      PA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193373991 XXX       $XXX      MA    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193374280 XXX       $XXX      NY    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193374311 XXX       $XXX      NJ    3/XX/2007  3/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period  State                                                                  Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.                                                                                                                                                           Compliance - 10
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          day grace
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                period less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NJ).: 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      day grace
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      period less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (NJ).
193375163 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193376429 XXX       $XXX      CA    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193377356 XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193377464 XXX       $XXX      CA    11/XX/2017 10/XX/2017   Primary    Refinance            A        A        A        A        A                                                 [C] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                              A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -                                                                                                 inspection is dated prior to the most recent FEMA disaster.
                                                                       Debt
                                                                       Consolidation
193377468 XXX       $XXX      CA    7/XX/2004  6/XX/2004    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193377649 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any                                                                       Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         applicable Federal, State or Local compliance testing.                                                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
193377730 XXX       $XXX      IL    6/XX/2005  5/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193377963 XXX       $XXX      NY    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193378055 XXX       $XXX      NJ    5/XX/2008  4/XX/2008    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
193379256 XXX       $XXX      CO    8/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  08/XX/2005 used as disbursement date for compliance testing.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
193379358 XXX       $XXX      VA    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     State                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Late charge not
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (V) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      VA is 5% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states greater
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 10% or $40.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (V) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      VA is 5% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      states greater
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 10% or $40.
193379521 XXX       $XXX      CA    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193379671 XXX       $XXX      NY    9/XX/2006  8/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193380143 XXX       $XXX      CA    2/XX/2011  1/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing                                                                                                                                            SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                                                                     Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193380567 XXX       $XXX      CA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193380883 XXX       $XXX      WA    4/XX/2011  4/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193381235 XXX       $XXX      CT    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193381950 XXX       $XXX      CA    9/XX/2005  8/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193382767 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193383908 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                           REVIEWER -                                             -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                 GENERAL
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                   COMMENT
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     loan amount, whichever applies.                                                                                                                                                              (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                            SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                    COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.                                                                                                                                                  (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance                    Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                                       SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
193385479 XXX       $XXX      NY    2/XX/2016  12/XX/2015   Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                     [C]                                B           B           B           B           B           [B] Miscellaneous Compliance - Alternate source used for application date                                                                                                                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                         Appraisal                                                                                      [B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                       Other                                                                                                                                                                                                                                                                              Data                                                                                           provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                          Integrity -                                                                                    [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                          Hybrid                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                          Appraisal                                                                                      [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                          valuation                                                                                      Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                          product
                                                                                                                                                                                                                                                                                                                                                          only
                                                                                                                                                                                                                                                                                                                                                          qualifies
                                                                                                                                                                                                                                                                                                                                                          as an
                                                                                                                                                                                                                                                                                                                                                          acceptable
                                                                                                                                                                                                                                                                                                                                                          first
                                                                                                                                                                                                                                                                                                                                                          (primary)
                                                                                                                                                                                                                                                                                                                                                          product for
                                                                                                                                                                                                                                                                                                                                                          second
                                                                                                                                                                                                                                                                                                                                                          liens.: -
193385709 XXX       $XXX      IL    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193386322 XXX       $XXX      NY    4/XX/2017  2/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193387355 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193387579 XXX       $XXX      PA    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
193388295 XXX       $XXX      NY    5/XX/2004  4/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2004 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193388487 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
193389566 XXX       $XXX      TX    5/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193389937 XXX       $XXX      CA    4/XX/2011  3/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                                                                 SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company not licensed at time of application                                                                                                           finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved                                                                                                           SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application                                                                                                        GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved                                                                                                              COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finding
193390635 XXX       $XXX      CT    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193392143 XXX       $XXX      IL    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193392200 XXX       $XXX      CA    4/XX/2017  3/XX/2017    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                              B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC       Federal                                                                -
                                                                       Cash-out -                                                                                                 inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                            Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                     Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          The HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not reflect the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Recording fee.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not reflect the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Recording fee.
193392769 XXX       $XXX      MN    11/XX/2006 10/XX/2006   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193394912 XXX       $XXX      CT    5/XX/2006  4/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193395028 XXX       $XXX      NY    9/XX/2006  8/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  09/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193395098 XXX       $XXX      MA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                   -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193395099 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193397173 XXX       $XXX      CA    9/XX/2005  8/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193398435 XXX       $XXX      CT    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        loan amount, whichever applies.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
193398501 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193399452 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193399749 XXX       $XXX      NC    3/XX/2007  2/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193400539 XXX       $XXX      VA    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.            10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                        state (VA).:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA).:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA).
193402383 XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193403644 XXX                                  11/XX/2006   Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD and final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1003 in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD and final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1003 in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run compliance.
193404396 XXX       $XXX      IL    6/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on                                                                           -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure.
                                                                       Home
                                                                       Improvement
193405256 XXX       $XXX      NV    9/XX/2006  8/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193405346 XXX       $XXX      MA    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193406034 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193406522 XXX       $XXX      CA    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193406817 XXX       $XXX      NY    1/XX/2008  12/XX/2007   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2008 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193407073 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193407135 XXX       $XXX      PA    4/XX/2007  4/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Debt
                                                                       Consolidation
193407150 XXX       $XXX      NJ    2/XX/2008  1/XX/2008    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2008 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193407326 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193407879 XXX       $XXX      FL    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193407907 XXX       $XXX      NJ    4/XX/2005  3/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193409255 XXX       $XXX      MN    7/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
193409646 XXX       $XXX      OH    2/XX/2007  1/XX/2007    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193410071 XXX       $XXX      NY    10/XX/2003 9/XX/2003    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193410370                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193411441 XXX       $XXX      FL    2/XX/2007  1/XX/2007    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 used as disbursement date for compliance testing.                                                                                                                 compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              timing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                          requirements.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan    Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.                                                                                                                                                            Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to  compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                           rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     timing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193411760 XXX       $XXX      MA    9/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193412070 XXX       $XXX      VA    6/XX/2005  5/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  06/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
193412326 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    UTD UTD              D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     UTD        Indeterminable
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Rescission was
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 used as disbursement date for compliance testing.                                                                                                                 not provided.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              Rescission was
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application    not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193412404 XXX       $XXX      CA    3/XX/2011  2/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Debt                                                                                                       contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
193412624 XXX       $XXX      MD    9/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                     REVIEWER -                                             -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                            GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                                               (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with                     Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                         rescission timing requirements.                                                                                                                                                              SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                   REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                    GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose                 COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         ownership interest is or will be subject to the security interest.                                                                                                                           (2021-11-24):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Outside TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SOL
193413235 XXX       $XXX      SC    5/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the                                                                           -
                                                                       Cash-out -                                                                                                 [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  Final HUD1 are used in any federal, state, and local high cost testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
193413672 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193413719 XXX       $XXX      WI    6/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Other
193414184 XXX       $XXX      NY    1/XX/2005  1/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  time of account opening.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
193414269 XXX       $XXX      CA    6/XX/2011  5/XX/2011    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement                                                                                                             document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding        Can not locate
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                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193414395 XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193415179 XXX       $XXX      WI    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193415406 XXX       $XXX      IL    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application    Federal                                                                -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Date.                                                                                                                                                                        Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan    Incomplete
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Application Date.                                                                                                                                                            title
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     commitment
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.            provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     Incomplete
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               title
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    commitment
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       provided
193416364 XXX       $XXX      MN    9/XX/2010  8/XX/2010    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193416639 XXX       $XXX      NY    7/XX/2006  6/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193416734 XXX       $XXX      CA    4/XX/2011  3/XX/2011    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed                                                                                                                   COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER -     (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193417272 XXX       $XXX      CA    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193417388 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193418526 XXX       $XXX      NY    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193420800 XXX       $XXX      AZ    7/XX/2017  7/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193422711 XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.
193423451 XXX       $XXX      IL    9/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193423556 XXX       $XXX      VA    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.                                                                                                                                              Compliance - 6%
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                          late charge
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.            maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                     state (VA): 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct     late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.                                                                                                                                               exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be  maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         impacted.                                                                                                                                                                    state (VA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance    State
                                                                                                                                                                                                                                                                                                                                                                                                                                                         with timing requirements due to missing Initial Loan Application Date.                                                                                                       Compliance - 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA): 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state (VA)
193423762 XXX       $XXX      CA    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193424681 XXX       $XXX      CA    9/XX/2006  6/XX/2006    Primary    Purchase             D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Closing / Title - Missing Document: HUD-1 Addendum not provided                                                                                                                                                                      Tested     TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 used as disbursement date for compliance testing.
193424951 XXX       $XXX      AZ    5/XX/2007  5/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an overage of $XXX.XX or .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193425689 XXX       $XXX      CA    8/XX/2017  8/XX/2017    Primary    Purchase             A        A        A        A        A                                                 [C] Application / Processing - FEMA Disaster Issue: The most recent valuation         The Final Title                                                                                                      A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                                                                                                                                  inspection is dated prior to the most recent FEMA disaster.                           Policy was not
                                                                                                                                                                                  [A] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final  provided.
                                                                                                                                                                                  Title Policy.: Title Evidence: ___
193426151 XXX       $XXX      MD    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument not provided                                                                                                                                   B           B           B           B           B           [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                      -
                                                                       Cash-out -                                                                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Debt                                                                                                       file.                                                                                                                                                                                                                                                                  02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                       Consolidation                                                                                              [C] Credit Documentation - Missing Document: Subordination Agreement not provided                                                                                                                                                                                      [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
193426474 XXX       $XXX      CO    4/XX/2011  3/XX/2011    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193427046                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193427946 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                 State                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor   Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                       Note indicates
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      a late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of the greater
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 10% or $40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      which exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the state of CA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge of 6%.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Note indicates
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      a late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of the greater
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 10% or $40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      which exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the state of CA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charge of 6%.
193428581 XXX       $XXX      NY    11/XX/2003 10/XX/2003   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  11/XX/2003 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193428657 XXX       $XXX      OR    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
193428857 XXX       $XXX      CA    9/XX/2003  8/XX/2003    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
193429585 XXX       $XXX      MA    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193429853 XXX       $XXX      IL    4/XX/2004  3/XX/2004    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193429901 XXX       $XXX      GA    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193429957 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193430839 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193430865 XXX       $XXX      NY    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193431472 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193431702 XXX       $XXX      NY    4/XX/2006  3/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in      Verified there                                                                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                 is no evidence                                                                                                                                                                   04/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                   of title                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: - documents                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                        available.                                                                                                                                                                       [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                        Verified there                                                                                                                                                                   03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                        is no                                                                                                                                                                            [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay
                                                                                                                                                                                                                                                                        supporting                                                                                                                                                                       language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                        documentation                                                                                                                                                                    [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                        for 1st  lien                                                                                                                                                                    determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                        position.                                                                                                                                                                        [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
193431769 XXX       $XXX      FL    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193431775 XXX       $XXX      NY    4/XX/2005  3/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193433205 XXX       $XXX      SC    6/XX/2006  5/XX/2006    Primary    Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           Federal                                                                -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.                                                                                                                 Compliance -
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   RTC not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan amount, whichever applies.                                                                                                                                              or dated.: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193433480 XXX       $XXX      CA    9/XX/2007  4/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Charge of $XXX.XX in the amount of $XXX.XX.
193433534 XXX       $XXX      AZ    5/XX/2010  4/XX/2010    Primary    Purchase             B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       SELLER -       GENERAL                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193434889 XXX       $XXX      AZ    1/XX/2007  12/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Arizona Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                             -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
193434978 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        11/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
193435187 XXX       $XXX      MA    11/XX/2006 10/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193436709 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193436832 XXX       $XXX      MN    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193438005 XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
193439221 XXX       $XXX      MA    11/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  TILA rescission form was used.
                                                                       Other
193440805 XXX       $XXX      FL    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193440846 XXX       $XXX      GA    8/XX/2005  7/XX/2005    UTD        Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.                                                                                                                                                       There is no RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account   in the file.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                     There is no RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193440967 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193440982 XXX       $XXX      NJ    3/XX/2005  2/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193441407 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
193442189 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    Primary    UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                            Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193442698 XXX       $XXX      IL    6/XX/2007  5/XX/2007    Primary    Refinance UTD        B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193442748 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193443341 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193444050 XXX       $XXX      CA    5/XX/2010  4/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                  [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193445049 XXX       $XXX      MA    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193446544 XXX       $XXX      OR    6/XX/2017  5/XX/2017    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193446674 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193447513 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193447713 XXX       $XXX      CA    3/XX/2007  2/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193447908 XXX       $XXX      CA    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193448817 XXX       $XXX      CT    6/XX/2008  5/XX/2008    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2008 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193449893 XXX       $XXX      NY    9/XX/2007  8/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                          State                                                                  -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement Compliance - 6%
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.                                                                                                                                                 late charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original   exceeds 2%
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.                                                                                                                                              maximum per
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                            state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         York: 6% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.               charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                             state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.                     York
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193451045 XXX       $XXX      CO    1/XX/2011  12/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193451821 XXX       $XXX      IL    2/XX/2006  1/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               loan amount, whichever applies.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193451863 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193452116 XXX       $XXX      MD    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193452516 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193453318 XXX       $XXX      CA    5/XX/2005  4/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193453669 XXX       $XXX      CO    10/XX/2011 8/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)                                                                                              SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     GENERAL        COMMENT
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193453758 XXX       $XXX      OH    4/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with                                                                         -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        reliable documentation.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Closing Disclosure at the time of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
193454378 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Purchase             B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
193454650 XXX       $XXX      VA    2/XX/2007  1/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of     State                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.            Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                State of VA max
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                        is 5% and note
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                     calls for 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late fee: State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of VA max is 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and note calls
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      fee
193454769 XXX       $XXX      WA    5/XX/2010  4/XX/2010    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                         B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 contain the following clauses:: ___                                                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test                                                                                                                               (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)                                                                               Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193454902 XXX       $XXX      NY    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193456465 XXX       $XXX      VA    11/XX/2006 10/XX/2006   Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
193457041                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193457573 XXX       $XXX      CA    10/XX/2011 9/XX/2011    Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                                                                   SELLER -       GENERAL                                 -
                                                                       Cash-out -                                                                                                 [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely                                                                                                          GENERAL        COMMENT
                                                                       Other                                                                                                      contain the following clauses:: ___                                                                                                                                                                                                                                                                                                                                                                                                                                 COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -     Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding
193458563 XXX       $XXX      AZ    5/XX/2007  4/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193458583 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193458635 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time of account opening.
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
193459292 XXX       $XXX      NY    2/XX/2008  12/XX/2007   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement.                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Fees from Itemization used in any federal, state, and local high cost testing
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
193459653 XXX       $XXX      IL    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193460134 XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    Purchase             B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                         opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193460268 XXX       $XXX      MD    6/XX/2006  5/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193460313 XXX       $XXX      CA    5/XX/2006  4/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193461164                                                                                   D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Note,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement & HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cannot run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.
193461796 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193461898 XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193462056 XXX       $XXX      NY    3/XX/2005  2/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original                                                                          -
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193462681 XXX       $XXX      CA    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193463457 XXX       $XXX      MA    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  10/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193464062 XXX       $XXX      MI    10/XX/2007 9/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
193465157 XXX       $XXX      GA    9/XX/2005  8/XX/2005    UTD        Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement                                                                        -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193466389 XXX       $XXX      CA    7/XX/2005  6/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193466449 XXX       $XXX      MA    7/XX/2006  6/XX/2006    UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193467239 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193467401 XXX       $XXX      IL    1/XX/2008  1/XX/2008    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Other
193467498 XXX       $XXX      MA    4/XX/2008  3/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  04/XX/2008 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193467601 XXX       $XXX      CA    2/XX/2005  1/XX/2005    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2005 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193468086 XXX       $XXX      IL    6/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              Application Date.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
193468501 XXX       $XXX      MD    8/XX/2007  8/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor                                                                          -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                       Debt
                                                                       Consolidation
193468826 XXX       $XXX      AZ    9/XX/2007  9/XX/2007    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                               Yes        TR HUD
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing.                                                                                                                                                                                                         Deficiency
                                                                       Debt
                                                                       Consolidation
193469248 XXX       $XXX      CA    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193469454 XXX       $XXX      MD    11/XX/2004 10/XX/2004   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Final HUD1 are used in any federal, state, and local high cost testing.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.32500%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
193469455 XXX       $XXX      NM    11/XX/2005 10/XX/2005   Primary    Refinance UTD        B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193469623 XXX       $XXX      MN    8/XX/2005  7/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application                                                                           -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193469803 XXX       $XXX      CT    3/XX/2008  2/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193470418 XXX       $XXX      NY    7/XX/2006  6/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193470576 XXX       $XXX      NY    11/XX/2005 10/XX/2005   UTD        Refinance UTD        B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193471137 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193471704 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193472339 XXX       $XXX      CA    12/XX/2006 11/XX/2006   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193472426 XXX       $XXX      DC    4/XX/2007  4/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193473269 XXX       $XXX      IL    1/XX/2008  12/XX/2007   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193473672 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                       Other
193473981 XXX       $XXX      NJ    3/XX/2005  2/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193474249 XXX       $XXX      UT    6/XX/2007  5/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of 5.00000% of the                                                                               -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX and $XXX.XX (2007) (an
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              overage of $XXX.XX or .XXX%).
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193476300 XXX       $XXX      CA    1/XX/2007  12/XX/2006   UTD        Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  01/XX/2007 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193476927 XXX       $XXX      IL    3/XX/2018  2/XX/2018    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                      -
                                                                       Cash-out -
                                                                       Other
193476992 XXX       $XXX      IL    11/XX/2005 10/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193477216 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of                                                                            -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                       Debt
                                                                       Consolidation
193477738 XXX       $XXX      MA    1/XX/2003  12/XX/2002   UTD        Refinance            D        D        D        D        D                                                 [D] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                     D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account        Federal                                                     Yes        TR
                                                                       Cash-out -                                                                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance      Compliance -                                                           Indeterminable
                                                                       Other                                                                                                      file.                                                                                                                                                                                                                                                                  points and fees tests.                                                                                                                                                       The form is
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of           missing.: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2003 used as disbursement date for compliance testing.                                                                                                                 form is
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193477882 XXX       $XXX      NY    8/XX/2004  7/XX/2004    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       loan amount, whichever applies.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193479495 XXX       $XXX      NM    12/XX/2005 11/XX/2005   Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193479521 XXX       $XXX      PA    7/XX/2007  6/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193480135 XXX       $XXX      CT    1/XX/2006  12/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193480640 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                       Other                                                                                                      [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                     [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  contain the following clauses:: ___                                                                                                                                                                                                                                    05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193480659 XXX       $XXX      IL    3/XX/2008  2/XX/2008    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193480669 XXX       $XXX      MD    3/XX/2008  2/XX/2008    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance                                                                             Indeterminable
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    points and fees tests.
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2008 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                         TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
193481880 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                       Cash-out -                                                                                                 provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                       Other                                                                                                      [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193482221 XXX       $XXX      CO    1/XX/2011  11/XX/2010   Primary    Refinance            B        B        B        B        B                                                 [B] Closing / Title - Final Title Policy is Missing                                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                                                                     SELLER -       GENERAL                                 -
                                                                       Rate/Term                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely                                                                                                         GENERAL        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed                                                                                                                       COMMENT        (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Can not locate Finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      finding        COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER -       (2017-08-11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL        Can not locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT        document -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2017-08-11):  Aligned with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Aligned with   finding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finding
193482597 XXX       $XXX      GA    7/XX/2007  5/XX/2007    Primary    Purchase             A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
193482741 XXX       $XXX      WA    5/XX/2007  4/XX/2007    Primary    Purchase             D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              No         TNR Testing Not
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  or Local compliance testing is unreliable.                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193483109 XXX       $XXX      NJ    1/XX/2005  12/XX/2004   UTD        Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  less than 15 days.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193483401 XXX       $XXX      CT    2/XX/2006  1/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  02/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
193483770 XXX       $XXX      NY    6/XX/2007  5/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement                                                                        -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               date for compliance testing.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193483783 XXX       $XXX      IL    10/XX/2006 9/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                         Federal                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.               Compliance -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest  RtC not signed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.                                                                                                   RtC not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
193485041 XXX       $XXX      PA    7/XX/2007  7/XX/2007    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of                                                                          -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                       Debt
                                                                       Consolidation
193485413 XXX       $XXX      DE    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable                                                                        -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        time after using credit score.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Plan with Index That Cannot be Obtained by Borrower: Unable to test Index due to missing information.
193485444 XXX       $XXX      MA    8/XX/2007  7/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193485627 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account                                                                              -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  opening.
                                                                       Home                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at
                                                                       Improvement                                                                                                                                                                                                                                                                                                                                                                       time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
193486566 XXX       $XXX      NV    9/XX/2008  8/XX/2008    Primary    Refinance            B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument not provided                                                                                                                                   B           B           B           B           B           [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                 -
                                                                       Rate/Term                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
193486768 XXX       $XXX      RI    3/XX/2007  2/XX/2007    Primary    Refinance            C        C        C        C        C                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           C           C           C           C           C           [C] State Compliance - Rhode Island Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing                                                                         State - NC
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  information.
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193486788 XXX                 CA               7/XX/2006    Primary    Refinance            D        D        D        D        D                                                                                                                                                                                                                                                            D           D           D           D           D           [D] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                    Loan File -                                                 UTD        Indeterminable
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Incomplete Loan
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           File. Security,
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  HUD and final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1003 in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File. Security,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD and final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1003 in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file, unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      run compliance.
193486898 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193488493 XXX       $XXX      CT    4/XX/2007  3/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193488745 XXX       $XXX      CA    2/XX/2008  2/XX/2008    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from        Federal                                                                -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        Itemization used in any federal, state, and local high cost testing                                                                                                          Compliance -
                                                                       Debt                                                                                                                                                                                                                                                                                                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor   Fees disclosed
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                     did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                       on Final HUD1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceed those
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement. Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      used in any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      federal, state,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and local high
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cost testing;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Appraisal Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $375 POC.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Fees disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Final HUD1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceed those
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement. Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      used in any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      federal, state,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and local high
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cost testing;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Appraisal Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $375 POC.
193489950 XXX       $XXX      IA    7/XX/2016  6/XX/2016    Primary    Refinance UTD        D        D        D        D        D                                                 [D] Closing / Title - Missing Document: Security Instrument not provided                                                                                                                                   D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2016 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
193490379 XXX       $XXX      NV    12/XX/2017 11/XX/2017   Second     Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                            Home       Cash-out -
                                                                       Other
193490694 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                     -
                                                                       Cash-out -
                                                                       Other
193490913 XXX       $XXX      RI    7/XX/2006  6/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  07/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193491229 XXX       $XXX      NY    10/XX/2005 9/XX/2005    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193491316 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    loan amount, whichever applies.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193491534 XXX       $XXX      CA    10/XX/2006 9/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                               -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193491551 XXX       $XXX      DC    10/XX/2007 9/XX/2007    UTD        UTD UTD              B        B        B        B        B                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                 -
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       date for compliance testing.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] State Compliance - District of Columbia Late Charge Percent Testing: District of Columbia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    5%.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193493783 XXX       $XXX      WI    8/XX/2006  7/XX/2006    Primary    Refinance UTD        D        D        D        D        D                                                 [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                              Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                         or Local compliance testing is unreliable.                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                         missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
193494600 XXX       $XXX      NY    3/XX/2006  2/XX/2006    UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193495905 XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Refinance            B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  05/XX/2006 used as disbursement date for compliance testing.
                                                                       Other                                                                                                      [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
193496051 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    UTD        UTD UTD              C        C        C        C        C                                                 [D] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                             C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period                                                                         Late Charge
                                                                                                                                                                                  provided                                                                                                                                                                                                                                                               less than 15 days.
                                                                                                                                                                                  [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                       [B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    date for compliance testing.
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
193496179 XXX       $XXX      AK    4/XX/2018  2/XX/2018    Primary    Refinance            D        D        D        D        D                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account                                                                    Yes        TR
                                                                       Cash-out -                                                                                                 file.                                                                                                                                                                                                                                                                  Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees                                                                          Indeterminable
                                                                       Debt                                                                                                       [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    is unreliable.
                                                                       Consolidation                                                                                              [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  [B] State Compliance - Alaska Prepayment Penalty: Alaska Prepayment Penalty: A prepayment penalty is not permitted per state law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Date and Transaction Date used to determine rate used for testing.
193497492 XXX       $XXX      OR    11/XX/2006 10/XX/2006   Primary    Refinance            B        B        B        B        B                                                                                                                                                                                                                                                            B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                     -
                                                                       Cash-out -                                                                                                                                                                                                                                                                                                                                                                        [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                             Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
193497913 XXX       $XXX      VA    8/XX/2007  7/XX/2007    Primary    Refinance            A        A        A        A        A                                                                                                                                                                                                                                                            A           A           A           A           A                                                                                                                                                                                                                                                               -
                                                                       Cash-out -
                                                                       Other
193499953 XXX       $XXX      CA    12/XX/2005 11/XX/2005   UTD        UTD UTD              B        B        B        B        B                                                 [C] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                           B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of                                                                                  -
                                                                                                                                                                                  file.                                                                                                                                                                                                                                                                  12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                  [C] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                    [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                  [C] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: -                                                                                                                                                                                  loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                         11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                         [B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.